UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Brent G. Smith, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:       August 31

Date of reporting period:        August 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Message to Shareholders	1
Explanation of Financial Statements	2
Holdings Summaries	4
Expense Examples	6
Report of Independent Registered Public Accounting Firm	10
Schedule of Investments	11
Statements of Assets and Liabilities	38
Statements of Operations	42
Statements of Changes in Net Assets	44
Financial Highlights	48
Notes to Financial Statements	60
Notice to Shareholders	72

For U.S. Treasury, Treasury Obligations and Government Obligations – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund‘s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Retail Prime Obligations and Retail Tax Free Obligations – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund‘s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund‘s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Institutional Prime Obligations – You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund‘s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund‘s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Message to Shareholders

Dear Shareholders:

We invite you to take a few minutes to review the results of the fiscal year ended August 31, 2017.

This report includes a complete listing of portfolio holdings and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website, FirstAmericanFunds.com, we provide quarterly performance fact sheets on all First American Funds and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.3863.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,

Richard K. Riederer	Eric J. Thole
Chair of the Board	President
First American Funds, Inc.	First American Funds, Inc.

FIRST AMERICAN FUNDS 2017 ANNUAL REPORT	1

Explanation of Financial Statements

As a shareholder in First American Funds you receive shareholder reports semi-annually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are presented by type (certificates of deposit, government agency debt, etc.) and, for Retail Tax Free Obligations Fund, by state. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and presents the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments as presented in the Schedule of Investments comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and share- holder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period.

2	FIRST AMERICAN FUNDS 2017 ANNUAL REPORT

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividend information, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

FIRST AMERICAN FUNDS 2017 ANNUAL REPORT	3

Holdings Summaries

Government Obligations Fund

Portfolio Allocation as of August 31, 2017[1] (% of net assets )
U.S. Government Agency Debt	42.8%
U.S. Treasury Repurchase Agreements	37.3
U.S. Government Agency Repurchase Agreements	12.3
U.S. Treasury Debt	6.1
Investment Companies	1.5
100.0%

Institutional Prime Obligations Fund

Portfolio Allocation as of August 31, 2017[1] (% of net assets )
Financial Company Commercial Paper	28.6%
Certificates of Deposit	24.1
Other Repurchase Agreements	17.6
Non-Negotiable Time Deposits	12.4
Asset Backed Commercial Paper	11.6
Variable Rate Demand Notes	2.5
Non-Financial Company Commercial Paper	1.9
Other Instruments	1.4
Other Assets and Liabilities, Net[2]	(0.1)
100.0%

Retail Prime Obligations Fund

Portfolio Allocation as of August 31, 2017[1] (% of net assets )
Certificates of Deposit	32.4%
Financial Company Commercial Paper	26.5
Other Repurchase Agreements	15.5
Asset Backed Commercial Paper	13.9
Non-Negotiable Time Deposits	7.7
Other Instruments	1.8
Non-Financial Company Commercial Paper	1.4
Variable Rate Demand Notes	0.8
100.0%

Retail Tax Free Obligations Fund

Portfolio Allocation as of August 31, 2017[1,3] (% of net assets)
Municipal Debt	92.4%
Other Municipal Securities	3.9
Non-Financial Company Commercial Paper	3.7
100.0%

4	FIRST AMERICAN FUNDS 2017 ANNUAL REPORT

Treasury Obligations Fund

Portfolio Allocation as of August 31, 2017[1] (% of net assets)
U.S. Treasury Repurchase Agreements	59.3%
U.S. Treasury Debt	40.7
100.0%

U.S. Treasury Money Market Fund

Portfolio Allocation as of August 31, 2017[1] (% of net assets)
U.S. Treasury Debt	100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 5 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

FIRST AMERICAN FUNDS 2017 ANNUAL REPORT	5

Expense Examples

Expense Example

As a shareholder of one or more of the funds you incur ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from March 1, 2017 to August 31, 2017.

Actual Expenses

For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6          FIRST AMERICAN FUNDS     2017 ANNUAL REPORT

Government Obligations Fund
			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/1/2017
	Value (3/1/2017)	Value (8/31/2017)	to 8/31/2017)
Class A Actual[2]	$1,000.00	$1,000.79	$3.68
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	$3.72
Class D Actual[2]	$1,000.00	$1,001.50	$3.03
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06
Class V Actual[2]	$1,000.00	$1,003.01	$1.51
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class X Actual[2]	$1,000.00	$1,003.82	$0.71
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71
Class Y Actual[2]	$1,000.00	$1,002.26	$2.27
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[2]	$1,000.00	$1,003.62	$0.91
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.92
[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.73%, 0.60%, 0.30%, 0.14%, 0.45%, and 0.18% for Class A, Class D, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended August 31, 2017 of 0.08%, 0.15%, 0.30%, 0.38%, 0.23%, and 0.36% for Class A, Class D, Class V, Class X, Class Y, and Class Z, respectively.

Institutional Prime Obligations Fund
			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (3/1/2017
	Value (3/1/2017)	Value (8/31/2017)	to 8/31/2017)
Class T Actual[4]	$1,000.00	$1,003.78	$2.02
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04
Class V Actual[4]	$1,000.00	$1,004.19	$1.52
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class X Actual[4]	$1,000.00	$1,005.09	$0.71
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71
Class Y Actual[4]	$1,000.00	$1,003.53	$2.27
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[4]	$1,000.00	$1,004.69	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02
[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 0.30%, 0.14%, 0.45%, and 0.20% for Class T, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended August 31, 2017 of 0.38%, 0.42%, 0.51%, 0.35%, and 0.47% for Class T, Class V, Class X, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS     2017 ANNUAL REPORT          7

Expense Examples

Retail Prime Obligations Fund
			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/1/2017
	Value (3/1/2017)	Value (8/31/2017)	to 8/31/2017)
Class A Actual[2]	$1,000.00	$1,002.18	$3.78
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82
Class T Actual[2]	$1,000.00	$1,003.95	$2.02
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04
Class V Actual[2]	$1,000.00	$1,004.46	$1.52
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class X Actual[2]	$1,000.00	$1,005.27	$0.71
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71
Class Y Actual[2]	$1,000.00	$1,003.70	$2.27
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[2]	$1,000.00	$1,004.96	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02
[1]	Expenses are equal to the fund’s annualized expense ratio the most recent six-month period of 0.75%, 0.40%, 0.30%, 0.14%, 0.45%, and 0.20% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended August 31, 2017 of 0.22%, 0.39%, 0.45%, 0.53%, 0.37%, and 0.50% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively.

Retail Tax Free Obligations Fund
			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (3/1/2017
	Value (3/1/2017)	Value (8/31/2017)	to 8/31/2017)
Class A Actual[4]	$1,000.00	$1,000.42	$3.73
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.77
Class V Actual[4]	$1,000.00	$1,002.65	$1.51
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class Y Actual[4]	$1,000.00	$1,001.89	$2.27
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[4]	$1,000.00	$1,003.16	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02
[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.74%, 0.30%, 0.45%, and 0.20% for Class A, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended August 31, 2017 of 0.04%, 0.27%, 0.19%, and 0.32% for Class A, Class V, Class Y, and Class Z, respectively.

8          FIRST AMERICAN FUNDS     2017 ANNUAL REPORT

Treasury Obligations Fund
			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/1/2017
	Value (3/1/2017)	Value (8/31/2017)	to 8/31/2017)
Class A Actual[2]	$1,000.00	$1,000.77	$3.73
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.77
Class D Actual[2]	$1,000.00	$1,001.48	$3.03
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06
Class G Actual[2]	$1,000.00	$1,000.21	$4.29
Class G Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33
Class V Actual[2]	$1,000.00	$1,002.99	$1.51
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class X Actual[2]	$1,000.00	$1,003.80	$0.71
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71
Class Y Actual[2]	$1,000.00	$1,002.23	$2.27
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[2]	$1,000.00	$1,003.60	$0.91
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.92
[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.74%, 0.60%, 0.85%, 0.30%, 0.14%, 0.45%, and 0.18% for Class A, Class D, Class G, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended August 31, 2017 of 0.08%, 0.15%, 0.02%, 0.30%, 0.38%, 0.22%, and 0.36% for Class A, Class D, Class G, Class V, Class X, Class Y, and Class Z, respectively.

U.S. Treasury Money Market Fund
			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (3/1/2017
	Value (3/1/2017)	Value (8/31/2017)	to 8/31/2017)
Class A Actual[4]	$1,000.00	$1,000.54	$3.68
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	$3.72
Class D Actual[4]	$1,000.00	$1,001.20	$3.03
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06
Class V Actual[4]	$1,000.00	$1,002.70	$1.51
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class Y Actual[4]	$1,000.00	$1,001.95	$2.27
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[4]	$1,000.00	$1,003.21	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02
[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.73%, 0.60%, 0.30%, 0.45%, and 0.20% for Class A, Class D, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended August 31, 2017 of 0.05%, 0.12%, 0.27%, 0.19%, and 0.32% for Class A, Class D, Class V, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS     2017 ANNUAL REPORT          9

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
of First American Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of First American Funds, Inc. (comprised of the Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund) (the Funds), as of August 31, 2017, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at August 31, 2017, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
October 23, 2017

10          FIRST AMERICAN FUNDS     2017 ANNUAL REPORT

Schedule of Investments  August 31, 2017, all dollars are rounded to thousands (000 omitted)

Government Obligations Fund
DESCRIPTION	PAR	VALUE >
U.S. Government Agency Debt – 42.8%
Federal Farm Credit Bank 0.650%, 09/08/2017	$25,135	$25,134
1.354% (1 Month LIBOR USD + 0.130%), 09/14/2017 ∆	75,000	75,000
1.125%,09/22/2017	47,774	47,785
1.234% (1 Month LIBOR USD + 0.000%), 09/25/2017 ∆	22,000	21,998
1.304% (1 Month LIBOR USD + 0.070%), 09/28/2017 ∆	50,000	50,000
0.684%, 10/05/2017 €	25,000	24,984
1.361% (1 Month LIBOR USD + 0.130%), 10/06/2017 ∆	80,000	80,000
0.836%, 10/11/2017 €	25,000	24,977
0.815%, 10/18/2017 €	25,000	24,974
1.314% (1 Month LIBOR USD + 0.080%), 10/25/2017 ∆	125,000	124,998
0.775%, 10/27/2017 €	100,000	99,880
0.775%, 10/30/2017 €	25,000	24,968
0.816%, 11/03/2017 €	80,000	79,887
1.349% (1 Month LIBOR USD + 0.120%), 11/13/2017 ∆	158,000	157,999
1.265% (1 Month LIBOR USD + 0.030%), 11/22/2017 ∆	85,000	84,992
1.125%, 12/18/2017	58,357	58,367
1.298% (1 Month LIBOR USD + 0.070%), 01/16/2018 ∆	50,000	49,996
0.940%, 01/22/2018	15,000	14,984
1.324% (1 Month LIBOR USD + 0.090%), 01/29/2018 ∆	50,000	49,999
1.210%, 02/21/2018 €	90,000	89,481
1.265% (1 Month LIBOR USD + 0.030%), 03/22/2018 ∆	24,050	24,058
1.253%, 04/12/2018 €	20,000	19,846
1.253%, 04/18/2018 €	10,000	9,921
1.211% (1 Month LIBOR USD – 0.020%), 04/20/2018 ∆	50,000	49,998
1.222% (1 Month LIBOR USD – 0.010%), 06/01/2018 ∆	200,000	199,992
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.284% (1 Month LIBOR USD + 0.060%), 06/08/2018 ∆	$25,000	$25,008
1.199% (1 Month LIBOR USD – 0.030%), 08/13/2018 ∆	100,000	99,990
1.176% (1 Month LIBOR USD – 0.060%), 12/20/2018 ∆	75,000	74,997
1.186% (1 Month LIBOR USD – 0.050%), 01/23/2019 ∆	160,000	159,989
1.210% (US Federal Funds Effective Rate + 0.050%), 04/12/2019 ∆	100,000	100,000
1.160% (US Federal Funds Effective Rate + 0.000%), 04/15/2019 ∆	50,000	49,992
1.190% (US Federal Funds Effective Rate + 0.030%), 04/25/2019 ∆	75,000	75,000
1.180% (US Federal Funds Effective Rate + 0.020%), 05/08/2019 ∆	100,000	100,000
1.151% (1 Month LIBOR USD – 0.090%), 05/24/2019 ∆	100,000	99,991
1.180% (US Federal Funds Effective Rate + 0.020%), 06/06/2019 ∆	50,000	49,991
1.164% (1 Month LIBOR USD – 0.070%), 06/25/2019 ∆	75,000	74,996
1.170% (US Federal Funds Effective Rate + 0.010%), 06/26/2019 ∆	100,000	100,000
1.142% (1 Month LIBOR USD – 0.090%), 07/03/2019 ∆	100,000	99,982
1.139% (1 Month LIBOR USD – 0.090%), 07/12/2019 ∆	109,880	109,840
1.170% (US Federal Funds Effective Rate + 0.010%), 07/12/2019 ∆	100,000	99,991

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS     2017 ANNUAL REPORT          11

Schedule of Investments August 31, 2017, all dollars are rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.421% (1 Month LIBOR USD + 0.190%), 08/19/2019 ∆	$75,000	$75,369
Federal Home Loan Bank
1.182% (3 Month LIBOR USD – 0.020%), 09/01/2017 ∆	25,000	25,000
1.271% (1 Month LIBOR USD + 0.040%), 09/05/2017 ∆	50,000	50,000
1.032%, 09/06/2017 €	75,000	74,989
1.281% (1 Month LIBOR USD + 0.050%), 09/06/2017 ∆	50,000	50,000
1.200% (3 Month LIBOR USD – 0.020%), 09/07/2017 ∆	25,000	25,000
0.750%, 09/08/2017	26,960	26,960
2.250%, 09/08/2017	25,000	25,007
1.208% (3 Month LIBOR USD – 0.020%), 09/11/2017 ∆	25,000	25,000
1.015%, 09/13/2017 €	145,000	144,951
1.016%, 09/15/2017 €	550,000	549,782
1.003%, 09/18/2017 €	265,000	264,875
1.003%, 09/19/2017 €	150,000	149,925
1.017%, 09/20/2017 €	165,000	164,912
1.003%, 09/21/2017 €	290,000	289,839
1.043%, 09/22/2017 €	103,750	103,687
1.024%, 09/25/2017 €	350,000	349,762
1.008%, 09/26/2017 €	150,000	149,895
1.053%, 09/29/2017 €	45,500	45,463
1.275% (3 Month LIBOR USD – 0.020%), 09/29/2017 ∆	35,000	35,000
1.055%, 10/04/2017 €	100,000	99,904
1.279% (3 Month LIBOR USD – 0.020%), 10/04/2017 ∆	115,000	115,001
1.229% (3 Month LIBOR USD – 0.080%), 10/10/2017 ∆	20,000	20,000
1.072%, 10/11/2017 €	604,500	603,783
1.270% (3 Month LIBOR USD – 0.040%), 10/11/2017 ∆	25,000	25,000
0.866%, 10/13/2017 €	50,000	49,950
1.304% (1 Month LIBOR USD + 0.080%), 10/13/2017 ∆	70,000	70,000
1.084%, 10/16/2017 €	300,000	299,595
0.754%, 10/18/2017 €	50,000	49,951
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.308% (1 Month LIBOR USD + 0.080%), 10/18/2017 ∆	$50,000	$50,000
1.083%, 10/20/2017 €	129,800	129,609
1.306% (1 Month LIBOR USD + 0.080%), 10/20/2017 ∆	30,000	30,000
1.311% (1 Month LIBOR USD + 0.080%), 10/20/2017 ∆	50,000	50,000
1.189% (3 Month LIBOR USD – 0.130%), 10/25/2017 ∆	50,000	50,000
1.309% (1 Month LIBOR USD + 0.080%), 10/25/2017 ∆	50,000	50,000
0.625%, 10/26/2017	109,625	109,602
1.084%, 10/27/2017 €	50,000	49,916
1.237% (3 Month LIBOR USD – 0.080%), 10/27/2017 ∆	75,000	74,999
1.309% (1 Month LIBOR USD + 0.080%), 10/27/2017 ∆	50,000	50,000
1.093%, 10/31/2017 €	75,000	74,864
0.754%, 11/02/2017 €	50,000	49,935
1.307% (1 Month LIBOR USD + 0.080%), 11/02/2017 ∆	50,000	50,000
1.307% (1 Month LIBOR USD + 0.080%), 11/03/2017 ∆	23,000	23,000
1.084%, 11/06/2017 €	75,000	74,851
1.044%, 11/08/2017 €	160,000	159,686
1.219% (3 Month LIBOR USD – 0.090%), 11/10/2017 ∆	100,000	100,000
1.104%, 11/15/2017 €	100,000	99,771
1.215% (3 Month LIBOR USD – 0.100%), 11/15/2017 ∆	15,000	15,004
1.242% (3 Month LIBOR USD – 0.080%), 11/27/2017 ∆	42,150	42,166
1.244% (1 Month LIBOR USD + 0.010%), 11/28/2017 ∆	50,000	49,999
1.007%, 12/05/2017 €	100,000	99,736
1.136%, 12/06/2017 €	50,900	50,747
1.007%, 12/07/2017 €	75,000	74,798
1.155% (3 Month LIBOR USD – 0.070%), 12/07/2017 ∆	50,000	50,000

The accompanying notes are an integral part of the financial statements.

12          FIRST AMERICAN FUNDS     2017 ANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.306% (1 Month LIBOR USD + 0.080%), 12/07/2017 ∆	$50,000	$49,999
1.125%,12/08/2017	6,000	6,004
1.137%,12/08/2017 €	296,750	295,837
2.125%,12/08/2017	26,525	26,615
1.000%,12/12/2017	67,800	67,829
1.158% (3 Month LIBOR USD – 0.070%), 12/12/2017 ∆	75,000	75,000
1.138%,12/13/2017 €	17,000	16,945
1.171% (3 Month LIBOR USD – 0.070%), 12/13/2017 ∆	50,000	50,000
1.191% (3 Month LIBOR USD – 0.060%), 12/15/2017 ∆	25,000	25,000
1.302% (1 Month LIBOR USD + 0.080%), 12/15/2017 ∆	50,000	50,030
1.210% (3 Month LIBOR USD – 0.060%), 12/18/2017 ∆	40,000	40,000
1.247% (3 Month LIBOR USD – 0.040%), 12/22/2017 ∆	87,500	87,500
1.141%,12/29/2017 €	35,962	35,827
1.269% (3 Month LIBOR USD – 0.030%), 01/02/2018 ∆	15,000	15,000
1.269% (3 Month LIBOR USD – 0.030%), 01/04/2018 ∆	35,000	35,000
1.269% (3 Month LIBOR USD – 0.040%), 01/08/2018 ∆	50,000	50,000
1.136%,01/19/2018 €	50,000	49,780
1.259% (3 Month LIBOR USD – 0.050%), 01/19/2018 ∆	50,000	50,000
1.331% (1 Month LIBOR USD + 0.100%), 02/05/2018 ∆	100,000	100,002
1.171% (3 Month LIBOR USD – 0.140%), 02/09/2018 ∆	25,000	25,001
1.165% (3 Month LIBOR USD – 0.150%), 02/15/2018 ∆	100,000	100,000
1.165% (3 Month LIBOR USD – 0.150%), 02/15/2018 ∆	150,000	150,000
1.159% (3 Month LIBOR USD – 0.160%), 02/16/2018 ∆	75,000	75,000
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE	>
1.303% (1 Month LIBOR USD + 0.080%), 02/16/2018 ∆	$50,000	$49,999
1.165% (3 Month LIBOR USD – 0.150%), 02/22/2018 ∆	50,000	50,000
1.164% (3 Month LIBOR USD – 0.150%), 02/23/2018 ∆	25,000	25,000
1.269% (1 Month LIBOR USD + 0.040%), 02/28/2018 ∆	50,000	49,999
1.277% (1 Month LIBOR USD + 0.050%), 03/01/2018 ∆	50,000	49,999
1.050% (3 Month LIBOR USD – 0.170%), 03/07/2018 ∆	50,000	49,999
1.076% (3 Month LIBOR USD – 0.170%), 03/15/2018 ∆	50,000	50,000
1.047% (3 Month LIBOR USD – 0.220%), 03/19/2018 ∆	50,000	49,999
1.087% (3 Month LIBOR USD – 0.180%), 03/19/2018 ∆	50,000	50,000
1.256% (1 Month LIBOR USD + 0.020%), 03/23/2018 ∆	96,000	96,000
1.116% (3 Month LIBOR USD – 0.180%), 03/26/2018 ∆	35,000	35,002
1.234% (1 Month LIBOR USD + 0.000%), 03/28/2018 ∆	100,000	100,000
1.241% (1 Month LIBOR USD + 0.010%), 04/06/2018 ∆	50,000	50,000
1.219% (1 Month LIBOR USD – 0.010%), 04/12/2018 ∆	90,000	90,001
1.246% (1 Month LIBOR USD + 0.020%), 06/11/2018 ∆	50,000	50,000
1.179% (1 Month LIBOR USD – 0.050%), 07/12/2018 ∆	50,000	50,000
1.101% (1 Month LIBOR USD – 0.130%), 10/10/2018 ∆	150,000	150,000
1.101% (1 Month LIBOR USD – 0.130%), 10/10/2018 ∆	87,700	87,700

FIRST AMERICAN FUNDS     2017 ANNUAL REPORT          13

Schedule of Investments  August 31, 2017, all dollars are rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.093% (1 Month
LIBOR USD – 0.140%),
10/17/2018 △	$75,000	$75,000
1.096% (1 Month
LIBOR USD – 0.140%),
10/19/2018 △	75,000	75,000
1.104% (1 Month
LIBOR USD – 0.130%),
10/26/2018 △	75,000	74,991
1.131% (1 Month
LIBOR USD – 0.100%),
12/21/2018 △	120,000	120,000
1.131% (1 Month
LIBOR USD – 0.100%),
12/21/2018 △	100,000	100,000
1.139% (1 Month
LIBOR USD – 0.090%),
01/11/2019 △	75,000	75,000
1.139% (1 Month
LIBOR USD – 0.090%),
01/14/2019 △	50,000	50,000
1.151% (1 Month
LIBOR USD – 0.080%),
02/04/2019 △	150,000	150,000
1.186% (1 Month
LIBOR USD – 0.050%),
02/06/2019 △	100,000	100,002
1.159% (1 Month
LIBOR USD – 0.070%),
02/11/2019 △	50,000	50,000
1.079% (3 Month
LIBOR USD – 0.230%),
02/13/2019 △	35,000	34,988
1.195% (1 Month
LIBOR USD – 0.040%),
02/22/2019 △	194,500	194,660
1.194% (1 Month
LIBOR USD – 0.040%),
02/27/2019 △	75,000	75,000
0.967% (3 Month
LIBOR USD – 0.240%),
03/01/2019 △	100,000	100,000
1.187% (1 Month
LIBOR USD – 0.050%),
03/01/2019 △	125,000	125,000
0.988% (3 Month
LIBOR USD – 0.240%),
03/06/2019 △	25,000	25,000
1.184% (1 Month
LIBOR USD – 0.050%),
03/08/2019 △	30,000	29,998
1.127% (3 Month
LIBOR USD – 0.190%),
05/08/2019 △	50,000	50,000

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
1.154% (1 Month
LIBOR USD – 0.080%),
06/28/2019 △	$100,000	$100,000
1.158% (1 Month
LIBOR USD – 0.070%),
07/17/2019 △	200,000	200,000
1.158% (1 Month
LIBOR USD – 0.070%),
07/17/2019 △	50,000	50,000
1.161% (1 Month
LIBOR USD – 0.070%),
07/19/2019 △	50,000	50,000
1.161% (1 Month
LIBOR USD – 0.070%),
07/19/2019 △	75,000	74,990
1.164% (1 Month
LIBOR USD – 0.070%),
07/26/2019 △	50,000	50,000
1.171% (1 Month
LIBOR USD – 0.060%),
08/07/2019 △	100,000	100,000
1.169% (1 Month
LIBOR USD – 0.060%),
08/14/2019 △	100,000	100,000
1.168% (1 Month
LIBOR USD – 0.060%),
08/19/2019 △	50,000	50,000
1.168% (1 Month
LIBOR USD – 0.060%),
08/19/2019 △	50,000	50,000
1.174% (1 Month
LIBOR USD – 0.060%),
08/28/2019 △	50,000	50,000
1.174% (1 Month
LIBOR USD – 0.060%),
08/28/2019 △	75,000	75,000
1.176% (1 Month
LIBOR USD – 0.060%),
08/28/2019 △	75,000	75,000
Federal Home Loan Mortgage Corporation
1.000%, 09/29/2017	21,012	21,016
1.020%, 11/02/2017 €	50,000	49,913
0.785%, 11/20/2017 €	100,000	99,827
1.000%, 12/15/2017	213,065	213,110
1.000%, 04/27/2018	15,000	14,979
1.060%, 06/22/2018	75,000	75,000
1.064% (3 Month
LIBOR USD – 0.250%),
07/25/2018 △	50,000	50,000
1.029% (3 Month
LIBOR USD – 0.280%),
08/10/2018 △	100,000	100,000
1.149% (1 Month
LIBOR USD – 0.080%),
02/14/2019 △	75,000	75,000

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS 2017 ANNUAL REPORT

Government Obligations Fund (cont.)

DESCRIPTION	PAR/SHARES	VALUE >
Federal National Mortgage Association
1.239% (1 Month
LIBOR USD + 0.010%),
09/08/2017 △	$25,000	$25,000
1.000%, 09/27/2017	56,500	56,511
1.241% (1 Month
LIBOR USD + 0.010%),
10/05/2017 △	35,000	34,999
0.875%, 10/26/2017	18,325	18,322
0.875%, 12/20/2017	55,000	54,989
1.020%, 01/30/2018	4,000	3,998
0.875%, 02/08/2018	69,000	68,912
0.875%, 05/21/2018	50,000	49,872
1.000%, 05/21/2018	22,000	22,000
Total U.S. Government
Agency Debt
(Cost $14,624,412)		14,624,412

U.S. Treasury Debt – 6.1%
U.S. Treasury Notes
0.875%, 10/15/2017	100,000	100,023
0.750%, 10/31/2017	975,000	975,033
1.875%, 10/31/2017	150,000	150,286
0.875%, 11/15/2017	393,000	392,999
0.625%, 11/30/2017	75,000	74,970
0.875%, 11/30/2017	200,000	200,018
0.750%, 12/31/2017	25,000	24,993
1.000%, 12/31/2017	150,000	150,083
2.750%, 12/31/2017	25,000	25,156
Total U.S. Treasury Debt
(Cost $2,093,561)		2,093,561

Investment Companies Ω – 1.5%
Dreyfus Government
Cash Management
Fund, Institutional
Shares, 0.930%	175,000,000	175,000
Goldman Sachs
Financial Square
Funds, Institutional
Shares, 0.911%	137,006,000	137,006
Invesco Government
& Agency Portfolio,
Institutional Shares,
0.930%	200,000,000	200,000
Total Investment
Companies
(Cost $512,006)		512,006

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
U.S. Government Agency
Repurchase Agreements – 12.3%
BNP Paribas SA
1.060%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $200,006
(collateralized by various
government agency
obligations: Total market
value $204,000)	$200,000	$200,000
Goldman Sachs & Co. LLC
1.030%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $2,000,057
(collateralized by various
government agency
obligations: Total market
value $2,040,000)	2,000,000	2,000,000
HSBC Securities (USA) Inc.
1.060%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $700,021
(collateralized by various
government agency
obligations: Total market
value $712,410)	700,000	700,000
ING Financial Markets LLC
1.050%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $550,016
(collateralized by various
government agency
obligations: Total market
value $561,008)	550,000	550,000
Merrill Lynch, Pierce,
Fenner & Smith Incorporated
1.060%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $150,004
(collateralized by various
government agency
obligations: Total market
value $153,000)	150,000	150,000
RBC Capital Markets, LLC
1.050%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $100,003
(collateralized by various
government agency
obligations: Total market
value $102,000)	100,000	100,000

FIRST AMERICAN FUNDS 2017 ANNUAL REPORT	15

Schedule of Investments  August 31, 2017, all dollars are rounded to thousands (000 omitted)

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Societe Generale
1.060% (Overnight Bank
Funding Rate – 0.100%),
dated 08/31/2017,
matures 09/07/2017,
repurchase price $500,103
(collateralized by various
government agency
obligations: Total market
value $510,000) △	$500,000	$500,000
Total U.S. Government Agency
Repurchase Agreements
(Cost $4,200,000)		4,200,000

U.S. Treasury Repurchase
Agreements – 37.3%
Bank of Montreal
1.050%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $100,003
(collateralized by
U.S. Treasury obligations:
Total market
value $102,000)	100,000	100,000
Bank of Nova Scotia
1.060%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $945,070
(collateralized by
U.S. Treasury obligations:
Total market
value $963,900)	945,042	945,042
BNP Paribas SA
1.050%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $2,150,063
(collateralized by
U.S. Treasury obligations:
Total market
value $2,193,000)	2,150,000	2,150,000
Credit Agricole Corporate
& Investment Bank
1.030%, dated 08/25/2017,
matures 09/01/2017,
repurchase price $700,140
(collateralized by
U.S. Treasury obligations:
Total market
value $714,000)	700,000	700,000

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
1.050%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $1,732,628
(collateralized by
U.S. Treasury obligations:
Total market
value $1,767,150)	$1,732,577	$1,732,577
1.030%, dated 08/28/2017,
matures 09/05/2017,
repurchase price $650,149
(collateralized by
U.S. Treasury obligations:
Total market
value $663,000)	650,000	650,000
Federal Reserve Bank
of New York
1.000%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $300,008
(collateralized by
U.S. Treasury obligations:
Total market
value $300,008)	300,000	300,000
Goldman Sachs & Co. LLC
1.020%, dated 08/18/2017,
matures 09/18/2017,
repurchase price $750,659
(collateralized by
U.S. Treasury obligations:
Total market
value $765,000)	750,000	750,000
HSBC Securities (USA) Inc.
1.050%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $750,022
(collateralized by
U.S. Treasury obligations:
Total market
value $765,003)	750,000	750,000
1.020%, dated 08/29/2017,
matures 09/05/2017,
repurchase price $400,079
(collateralized by
U.S. Treasury obligations:
Total market
value $408,002)	400,000	400,000
1.020%, dated 08/30/2017,
matures 09/06/2017,
repurchase price $600,119
(collateralized by
U.S. Treasury obligations:
Total market
value $612,001)	600,000	600,000

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS 2017 ANNUAL REPORT

Government Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
1.040%, dated 08/31/2017,
matures 09/07/2017,
repurchase price $900,182
(collateralized by
U.S. Treasury obligations:
Total market
value $918,001)	$900,000	900,000
ING Financial Markets LLC
1.020%, dated 08/25/2017,
matures 09/01/2017,
repurchase price $300,060
(collateralized by
U.S. Treasury obligations:
Total market
value $306,004)	300,000	300,000
1.020%, dated 08/29/2017,
matures 09/05/2017,
repurchase price $300,060
(collateralized by
U.S. Treasury obligations:
Total market
value $306,003)	300,000	300,000
1.020%, dated 08/30/2017,
matures 09/06/2017,
repurchase price $150,030
(collateralized by
U.S. Treasury obligations:
Total market
value $153,003)	150,000	150,000
RBC Capital Markets, LLC
1.040%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $100,003
(collateralized by
U.S. Treasury obligations:
Total market
value $102,000)	100,000	100,000
Societe Generale
1.050%, dated 08/17/2017,
matures 09/18/2017,
repurchase price $200,187
(collateralized by
U.S. Treasury obligations:
Total market
value $204,000)	200,000	200,000
1.060% (Overnight Bank
Funding Rate – 0.100%),
dated 08/31/2017,
matures 09/07/2017,
repurchase price $450,093
(collateralized by
U.S. Treasury obligations:
Total market
value $459,000) △	450,000	450,000

Government Obligations Fund (concl.)

DESCRIPTION	PAR	VALUE >
1.060% (Overnight Bank
Funding Rate – 0.100%),
dated 08/31/2017,
matures 09/07/2017,
repurchase price $750,155
(collateralized by
U.S. Treasury obligations:
Total market
value $765,000) △	$750,000	$750,000
1.060% (Overnight Bank
Funding Rate – 0.100%),
dated 08/31/2017,
matures 09/07/2017,
repurchase price $300,062
(collateralized by
U.S. Treasury obligations:
Total market
value $306,000) △	300,000	300,000
1.060% (Overnight Bank
Funding Rate – 0.100%),
dated 08/31/2017,
matures 09/07/2017,
repurchase price $250,052
(collateralized by
U.S. Treasury obligations:
Total market
value $255,000) △	250,000	250,000
Total U.S. Treasury
Repurchase Agreements
(Cost $12,777,619)		12,777,619
Total Investments ▲ – 100.0%
(Cost $34,207,598)		34,207,598
Other Assets and
Liabilities, Net – 0.0%		(13,338)
Total Net Assets – 100.0%		$34,194,260

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
r	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2017.
€	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.
Ω	The rate shown is the annualized seven-day yield as of August 31, 2017.
▲	On August 31, 2017, the cost of investments for federal income tax purposes was $34,207,598. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FIRST AMERICAN FUNDS 2017 ANNUAL REPORT	17

Schedule of Investments  August 31, 2017, all dollars are rounded to thousands (000 omitted)

Institutional Prime Obligations Fund
DESCRIPTION	PAR	VALUE >
Financial Company Commercial
Paper – 28.6%
ASB Finance Ltd/London
1.711% (1 Month
LIBOR USD + 0.480%),
09/06/2017 ■ r	$5,000	$5,001
Australia and New Zealand
Banking Group Ltd
1.181%, 09/01/2017 ■ €	4,700	4,700
Bank of Tokyo-Mitsubishi
UFJ Ltd/NY
1.170%, 09/05/2017 €	10,000	9,998
BNZ International Funding
1.501% (1 Month
LIBOR USD + 0.270%),
09/05/2017 ■ r	5,000	5,000
1.331% (1 Month
LIBOR USD + 0.100%),
10/19/2017 ■ r	5,000	5,001
1.349% (1 Month
LIBOR USD + 0.120%),
01/08/2018 ■ r	3,000	3,000
BPCE SA
1.180%, 09/07/2017 ■ €	15,000	14,997
1.180%, 09/08/2017 ■ €	15,000	14,996
CDP Financial Inc
1.255%, 09/27/2017 ■ €	2,000	1,998
1.309%, 10/19/2017 ■ €	2,000	1,997
1.366%, 11/07/2017 ■ €	4,000	3,991
1.389%, 11/30/2017 ■ €	3,000	2,991
1.461%, 01/10/2018 ■ €	3,000	2,986
1.430%, 01/22/2018 ■ €	3,000	2,984
1.461%, 02/13/2018 ■ €	5,000	4,969
Commonwealth Bank of Australia
1.434% (3 Month
LIBOR USD + 0.130%),
04/13/2018 ■ r	2,000	2,001
1.427% (3 Month
LIBOR USD + 0.110%),
04/27/2018 ■ r	3,000	3,002
Credit Suisse/NY
1.451%, 02/12/2018 €	3,000	2,980
DZ Bank AG/NY
1.080%, 09/01/2017 €	30,000	29,999
ING (US) Funding LLC
1.301% (1 Month
LIBOR USD + 0.070%),
09/22/2017 r	5,000	5,000
1.377% (1 Month
LIBOR USD + 0.150%),
11/15/2017 r	3,000	3,001

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.369% (1 Month
LIBOR USD + 0.140%),
12/12/2017 r	$3,000	$3,001
JP Morgan Securities LLC
1.481% (1 Month
LIBOR USD + 0.250%),
09/05/2017 r	2,000	2,000
1.332% (1 Month
LIBOR USD + 0.100%),
11/02/2017 r	5,000	5,001
Macquarie Bank Ltd
1.329%, 09/19/2017 ■ €	3,000	2,998
1.329%, 10/25/2017 ■ €	2,000	1,996
1.354%, 11/07/2017 ■ €	2,000	1,995
1.344%, 11/13/2017 ■ €	1,000	997
1.377% (1 Month
LIBOR USD + 0.150%),
12/15/2017 ■ r	3,000	3,001
1.376% (1 Month
LIBOR USD + 0.140%),
01/24/2018 ■ r	2,000	2,000
National Australia Bank Ltd
1.339% (1 Month
LIBOR USD + 0.110%),
02/12/2018 ■ r	2,000	2,000
Nederlandse Waterschapsbank NV
1.222%, 09/01/2017 ■ €	14,500	14,500
1.190%, 09/06/2017 ■ €	10,000	9,998
PSP Capital Inc
1.322% (1 Month
LIBOR USD + 0.090%),
11/03/2017 ■ r	15,000	15,003
1.382% (1 Month
LIBOR USD + 0.150%),
06/01/2018 ■ r	3,000	3,000
Suncorp Metway Ltd
1.358%, 10/04/2017 ■ €	2,000	1,998
1.441%, 12/04/2017 ■ €	1,000	996
1.408%, 12/13/2017 ■ €	3,000	2,988
1.471%, 02/13/2018 ■ €	2,000	1,986
Swedbank
1.325%, 11/13/2017 €	3,000	2,992
Toronto Dominion Bank
1.394% (1 Month
LIBOR USD + 0.160%),
05/22/2018 ■ r	1,000	1,000
UBS AG of London
1.361% (1 Month
LIBOR USD + 0.130%),
01/05/2018 ■ r	5,000	5,000

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS 2017 ANNUAL REPORT

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.369% (1 Month
LIBOR USD + 0.140%),
02/08/2018 ■ r	$1,500	$1,500
Westpac Securities NZ Ltd
1.541% (1 Month
LIBOR USD + 0.310%),
09/07/2017 ■ r	5,000	5,000
Total Financial Company
Commercial Paper
(Cost $221,526)		221,542

Certificates of Deposit – 24.1%
Banco del Estado de Chile/NY
1.180%, 09/06/2017	10,000	10,000
1.468% (1 Month
LIBOR USD + 0.240%),
09/18/2017 r	5,000	5,001
1.384% (1 Month
LIBOR USD + 0.150%),
12/27/2017 r	3,000	3,001
1.389% (1 Month
LIBOR USD + 0.160%),
01/08/2018 r	2,000	2,000
1.416% (1 Month
LIBOR USD + 0.180%),
02/28/2018 r	1,000	1,000
Bank of Montreal/Chicago
1.421% (1 Month
LIBOR USD + 0.190%),
09/21/2017 r	5,000	5,001
1.372% (1 Month
LIBOR USD + 0.140%),
10/03/2017 r	2,000	2,000
1.362% (1 Month
LIBOR USD + 0.130%),
11/03/2017 r	7,000	7,001
1.349% (1 Month
LIBOR USD + 0.120%),
02/08/2018 r	3,000	3,000
1.412% (3 Month
LIBOR USD + 0.210%),
03/01/2018 r	2,000	2,002
Bank of Nova Scotia/Houston
1.331% (1 Month
LIBOR USD + 0.100%),
11/10/2017 r	2,000	2,000
Citibank NA
1.330%, 10/27/2017	6,000	6,001
Cooperatieve Rabobank UA/NY
1.704% (3 Month
LIBOR USD + 0.400%),
10/13/2017 r	3,000	3,002

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.412% (1 Month
LIBOR USD + 0.180%),
05/03/2018 r	$2,000	$2,000
1.371% (1 Month
LIBOR USD + 0.140%),
05/21/2018 r	3,000	2,999
Credit Suisse/NY
2.028% (3 Month
LIBOR USD + 0.800%),
09/12/2017 r	2,000	2,001
1.491% (1 Month
LIBOR USD + 0.260%),
10/20/2017 r	4,000	4,001
Lloyds Bank PLC/NY
1.421% (1 Month
LIBOR USD + 0.190%),
10/04/2017 r	2,000	2,001
1.382% (1 Month
LIBOR USD + 0.150%),
11/03/2017 r	5,000	5,001
1.686%, 12/12/2017 r	600	601
1.359% (1 Month
LIBOR USD + 0.130%),
01/12/2018 r	1,000	1,000
1.349% (1 Month
LIBOR USD + 0.120%),
02/09/2018 r	2,000	2,000
Mitsubishi UFJ Trust &
Banking Corp/NY
1.569% (1 Month
LIBOR USD + 0.340%),
09/11/2017 r	1,000	1,000
1.421% (1 Month
LIBOR USD + 0.190%),
11/10/2017 r	3,000	3,001
1.399% (1 Month
LIBOR USD + 0.170%),
12/11/2017 r	1,000	1,000
1.391% (1 Month
LIBOR USD + 0.160%),
02/07/2018 r	3,000	3,000
1.411% (1 Month
LIBOR USD + 0.180%),
02/09/2018 r	2,000	2,000
Mizuho Bank Ltd/NY
1.399% (1 Month
LIBOR USD + 0.170%),
02/12/2018 r	5,000	5,000
Natixis SA/NY
1.369% (1 Month
LIBOR USD + 0.140%),
02/12/2018 r	1,000	1,000

FIRST AMERICAN FUNDS 2017 ANNUAL REPORT	19

Schedule of Investments  August 31, 2017, all dollars are rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Sumitomo Mitsui Banking Corp/NY
1.478% (1 Month
LIBOR USD + 0.250%),
10/17/2017 r	$5,000	$5,001
1.393% (1 Month
LIBOR USD + 0.160%),
02/01/2018 r	5,000	5,000
1.414% (1 Month
LIBOR USD + 0.180%),
03/06/2018 r	3,000	3,000
Svenska Handelsbanken/NY
1.527% (1 Month
LIBOR USD + 0.300%),
09/15/2017 r	5,000	5,001
1.319% (1 Month
LIBOR USD + 0.090%),
11/09/2017 r	4,000	4,000
1.351% (1 Month
LIBOR USD + 0.120%),
11/20/2017 r	5,000	5,001
1.354% (1 Month
LIBOR USD + 0.120%),
02/26/2018 r	2,000	2,000
1.371% (1 Month
LIBOR USD + 0.140%),
04/06/2018 r	5,000	4,999
Swedbank/NY
1.160%, 09/06/2017	20,000	20,000
Toronto Dominion Bank/NY
1.804% (3 Month
LIBOR USD + 0.500%),
10/16/2017 r	5,000	5,004
1.448% (1 Month
LIBOR USD + 0.220%),
10/17/2017 r	5,000	5,002
1.639% (1 Month
LIBOR USD + 0.410%),
11/09/2017 r	2,000	2,001
1.381% (1 Month
LIBOR USD + 0.150%),
04/10/2018 r	2,000	2,000
1.411% (1 Month
LIBOR USD + 0.180%),
06/20/2018 r	3,000	3,001
UBS of Stamford, Connecticut
1.200%, 09/06/2017	5,000	5,000
Wells Fargo Bank NA
1.359% (1 Month
LIBOR USD + 0.130%),
10/10/2017 r	3,000	3,000

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.366% (1 Month
LIBOR USD + 0.130%),
12/19/2017 r	$5,000	$5,001
1.351% (1 Month
LIBOR USD + 0.120%),
02/07/2018 r	5,000	5,000
1.647% (3 Month
LIBOR USD + 0.330%),
02/27/2018 r	5,000	5,007
Westpac Banking Corp/NY
1.461% (1 Month
LIBOR USD + 0.230%),
04/20/2018 r	2,000	2,001
1.424% (1 Month
LIBOR USD + 0.190%),
04/27/2018 r	2,000	2,001
Total Certificates of Deposit
(Cost $186,612)		186,634

Non-Negotiable
Time Deposits – 12.4%
Credit Agricole, Cayman Islands
Branch – Time Deposit
1.070%, 09/01/2017	32,936	32,936
DnB Bank ASA – Georgetown,
Cayman Islands Branch –
Time Deposit
1.050%, 09/01/2017	30,000	30,000
Skandinaviska Enskilda
Banken, Cayman Islands
Branch – Time Deposit
1.070%, 09/01/2017	33,000	33,000
Total Non-Negotiable
Time Deposits
(Cost $95,936)		95,936

Asset Backed Commercial
Paper – 11.6%
Alpine Securitization Ltd
1.439% (1 Month
LIBOR USD + 0.210%),
01/08/2018 ■ r	3,000	3,001
1.401% (1 Month
LIBOR USD + 0.170%),
01/19/2018 ■ r	3,000	3,000
CAFCO LLC
1.409%, 02/01/2018 ■ €	3,000	2,982
Gotham Funding Corp
1.264%, 09/06/2017 ■ €	5,000	4,999
1.324%, 10/02/2017 ■ €	3,000	2,997

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS 2017 ANNUAL REPORT

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Kells Funding LLC
1.204%, 09/13/2017 €	$8,000	$7,996
1.304%, 10/19/2017 €	8,000	7,986
1.305%, 10/23/2017 €	5,000	4,991
1.336%, 12/11/2017 €	3,000	2,989
Liberty Street Funding LLC
1.331% (1 Month
LIBOR USD + 0.100%),
10/10/2017 ■ r	7,000	7,001
1.356%, 11/14/2017 ■ €	5,000	4,986
Manhattan Asset Funding Co
1.252%, 10/06/2017 ■ €	3,000	2,996
1.371% (1 Month
LIBOR USD + 0.140%),
12/05/2017 ■ r	5,000	5,000
1.440%, 01/29/2018 ■ €	1,000	994
Niew Amsterdam
Receivables Corp
1.325%, 10/16/2017 ■ €	5,000	4,992
Old Line Funding LLC
1.371% (1 Month
LIBOR USD + 0.140%),
12/04/2017 ■ r	5,000	5,000
1.410%, 02/23/2018 ■ €	1,000	993
1.421%, 02/23/2018 ■ €	5,000	4,965
Starbird Funding Corp
1.200%, 09/01/2017 €	10,000	10,000
Thunder Bay Funding LLC
1.341% (1 Month
LIBOR USD + 0.110%),
12/19/2017 ■ r	2,000	2,000
Total Asset Backed
Commercial Paper
(Cost $89,868)		89,868

Variable Rate Demand
Notes # – 2.5%
Broward County, Florida,
Embraer Aircraft Holding Inc
Project, Series 2007B
(LOC: Citibank)
1.200%, 04/01/2035	5,500	5,500
Massachusetts Development
Finance Agency, Babson
College Issue, Series 2008B
(LOC: Bank of America)
1.120%, 10/01/2031	8,705	8,705

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
New York State Housing
Finance Agency, BAM South
Housing, Series 2014B
(LOC: JPMorgan Chase Bank)
1.170%, 11/01/2048	$5,000	$5,000
Total Variable Rate
Demand Notes
(Cost $19,205)		19,205

Non-Financial Company
Commercial Paper – 1.9%
Toyota Credit Canada Inc
1.355%, 11/14/2017 €	10,000	9,975
Toyota Motor Finance
Netherlands BV
1.446% (1 Month
LIBOR USD + 0.210%),
03/27/2018 r	5,000	5,002
Total Non-Financial
Company Commercial
Paper (Cost $14,972)		14,977

Other Instruments – 1.4%
Bank of America NA
1.349% (1 Month
LIBOR USD + 0.120%),
11/14/2017 r	2,000	2,000
1.337% (1 Month
LIBOR USD + 0.110%),
02/13/2018 r	3,000	3,000
Macquarie Bank Ltd
1.600%, 10/27/2017 ■	850	850
New York Life Global Funding
1.526%, 12/15/2017	1,000	1,001
Toyota Motor Credit Corp
1.394% (3 Month
LIBOR USD + 0.080%),
05/17/2018 r	1,000	1,000
Westpac Banking Corp
1.901% (3 Month
LIBOR USD + 0.600%),
10/05/2017 ■ r	3,500	3,500
Total Other Instruments
(Cost $11,352)		11,351

FIRST AMERICAN FUNDS 2017 ANNUAL REPORT	21

Schedule of Investments  August 31, 2017, all dollars are rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Other Repurchase
Agreements – 17.6%
BNP Paribas SA
1.440%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $10,000
(collateralized by various
securities: Total market
value $10,501)	$10,000	$10,000
1.460% (Overnight Bank
Funding Rate + 0.300%),
dated 08/31/2017,
matures 10/05/2017,
repurchase price $15,021
(collateralized by various
securities: Total market
value $15,750) r ∞	15,000	15,000
Credit Suisse
Securities (USA) LLC
1.310%, dated 08/30/2017,
matures 09/06/2017,
repurchase price $15,004
(collateralized by various
securities: Total market
value $15,752)	15,000	15,000
HSBC Securities (USA) Inc.
1.260%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $35,001
(collateralized by various
securities: Total market
value $36,752)	35,000	35,000
ING Financial Markets LLC
1.210%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $16,001
(collateralized by various
securities: Total market
value $16,372)	16,000	16,000
JP Morgan Securities LLC
1.500% (1 Month
LIBOR USD + 0.268%),
dated 08/31/2017,
matures 10/05/2017,
repurchase price $15,022
(collateralized by various
securities: Total market
value $15,750) r ∞	15,000	15,000

Institutional Prime Obligations Fund (concl.)
DESCRIPTION	PAR	VALUE >
Societe Generale SA
1.420%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $30,001
(collateralized by various
securities: Total market
value $31,500)	$30,000	$30,000
Total Other Repurchase
Agreements
(Cost $136,000)		136,000

Total Investments ▲ – 100.1%
(Cost $775,471)		775,513

Other Assets and
Liabilities, Net – (0.1)%		(1,086)

Total Net Assets – 100.0%		$774,427

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of August 31, 2017, the value of these investments was $217,826 or 28.1% of total net assets.

r	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2017.

€	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

#	Adjustable Rate Security – The rate is determined by the Remarketing Agent.

∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2017, the value of these investments was $30,000 or 3.9% of total net assets. See note 2 in Notes to Financial Statements.

▲	On August 31, 2017, the cost of investments for federal income tax purposes was $775,471. The aggregate gross unrealized appreciation and depreciation of investments, was $53 and $11, respectively.

LOC –	Letter of Credit

The accompanying notes are an integral part of the financial statements.

22          FIRST AMERICAN FUNDS     2017 ANNUAL REPORT

Retail Prime Obligations Fund
DESCRIPTION	PAR	VALUE >
Certificates of Deposit – 32.4%
Banco del Estado de Chile/NY
1.170%, 09/05/2017	$25,000	$25,000
1.180%, 09/06/2017	35,000	35,000
1.180%, 09/07/2017	10,000	10,000
1.300%, 10/11/2017	20,000	20,000
1.384% (1 Month
LIBOR USD + 0.150%),
12/27/2017 r	20,000	20,000
1.389% (1 Month
LIBOR USD + 0.160%),
01/08/2018 r	5,000	5,000
1.416% (1 Month
LIBOR USD + 0.180%),
02/28/2018 r	1,000	1,000
Bank of Montreal/Chicago
1.421% (1 Month
LIBOR USD + 0.190%),
09/21/2017 r	10,000	10,000
1.372% (1 Month LIBOR
USD + 0.140%),
10/03/2017 r	10,000	10,000
1.441% (1 Month
LIBOR USD + 0.210%),
01/04/2018 r	10,000	10,000
1.349% (1 Month
LIBOR USD + 0.120%),
02/08/2018 r	12,000	12,000
1.412% (3 Month
LIBOR USD + 0.210%),
03/01/2018 r	26,500	26,514
Bank of Nova Scotia/Houston
1.732% (3 Month
LIBOR USD + 0.430%),
10/06/2017 r	5,000	5,001
1.864% (3 Month
LIBOR USD + 0.550%),
10/26/2017 r	3,000	3,001
1.331% (1 Month
LIBOR USD + 0.100%),
11/10/2017 r	18,000	18,000
1.512% (1 Month
LIBOR USD + 0.280%),
12/01/2017 r	10,000	10,000
1.431% (1 Month
LIBOR USD + 0.200%),
07/06/2018 r	10,000	10,000
BNP Paribas/NY
1.369% (1 Month
LIBOR USD + 0.140%),
12/12/2017 r	15,000	15,000
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.379% (1 Month
LIBOR USD + 0.150%),
01/12/2018 r	$10,000	$10,000
Canadian Imperial
Bank of Commerce/NY
1.440% (US Federal
Funds Effective
Rate + 0.280%),
01/04/2018 r	15,000	15,000
1.399% (1 Month
LIBOR USD + 0.170%),
01/12/2018 r	10,000	10,000
1.389% (1 Month
LIBOR USD + 0.160%),
04/12/2018 r	10,000	10,000
1.390% (US Federal
Funds Effective
Rate + 0.230%),
05/07/2018 r	15,000	15,000
Citibank NA
1.330%, 10/27/2017	20,000	20,000
1.332% (1 Month
LIBOR USD + 0.100%),
01/03/2018 r	4,000	4,000
Cooperative Rabobank UA/NY
1.230%,10/06/2017	15,000	15,000
1.412% (1 Month
LIBOR USD + 0.180%),
05/03/2018 r	10,000	10,000
1.371% (1 Month
LIBOR USD + 0.140%),
05/21/2018 r	10,000	10,000
Credit Suisse/NY
2.028% (3 Month
LIBOR USD + 0.800%),
09/12/2017 r	8,000	8,002
1.491% (1 Month
LIBOR USD + 0.260%),
10/20/2017 r	17,000	17,000
DZ Bank/NY
1.310%, 11/22/2017	9,000	9,000
HSBC Bank USA NA
1.384% (1 Month
LIBOR USD + 0.160%),
05/08/2018 r	15,000	15,000
Lloyds Bank PLC/NY
1.421% (1 Month
LIBOR USD + 0.190%),
10/04/2017 r	10,000	10,000
1.382% (1 Month
LIBOR USD + 0.150%),
11/03/2017 r	15,000	15,000

FIRST AMERICAN FUNDS     2017 ANNUAL REPORT          23

Schedule of Investments  August 31, 2017, all dollars are rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.359% (1 Month
LIBOR USD + 0.130%),
01/12/2018 r	$10,000	$10,000
1.349% (1 Month
LIBOR USD + 0.120%),
02/09/2018 r	15,000	15,000
Mitsubishi UFJ Trust &
Banking Corp/NY
1.569% (1 Month
LIBOR USD + 0.340%),
09/11/2017 r	15,000	15,000
1.987% (3 Month
LIBOR USD + 0.720%),
09/19/2017 r	2,000	2,001
1.421% (1 Month
LIBOR USD + 0.190%),
11/10/2017 r	4,000	4,000
1.399% (1 Month
LIBOR USD + 0.170%),
12/11/2017 r	19,000	19,000
1.391% (1 Month
LIBOR USD + 0.160%),
02/07/2018 r	5,500	5,500
Mizuho Bank Ltd/NY
1.399% (1 Month
LIBOR USD + 0.170%),
02/12/2018 r	25,000	25,000
Natixis SA/NY
1.369% (1 Month
LIBOR USD + 0.140%),
02/12/2018 r	24,000	24,000
Skandinaviska Enskilda
Banken/NY
1.421% (1 Month
LIBOR USD + 0.190%),
09/06/2017 r	5,000	5,000
Sumitomo Mitsui Banking Corp/NY
1.478% (1 Month
LIBOR USD + 0.250%),
10/17/2017 r	25,000	25,000
1.393% (1 Month
LIBOR USD + 0.160%),
02/01/2018 r	25,000	25,000
Svenska Handelsbanken/NY
1.205%, 09/01/2017	10,000	10,000
1.527% (1 Month
LIBOR USD + 0.300%),
09/15/2017 r	10,000	10,000
1.351% (1 Month
LIBOR USD + 0.120%),
10/10/2017 r	20,000	20,000
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.319% (1 Month
LIBOR USD + 0.090%),
11/09/2017 r	$20,000	$20,000
1.354% (1 Month
LIBOR USD + 0.120%),
02/26/2018 r	13,000	13,000
1.371% (1 Month
LIBOR USD + 0.140%),
04/06/2018 r	5,000	5,000
Swedbank/NY
1.160%, 09/06/2017	22,000	22,000
Toronto Dominion Bank/NY
1.804% (3 Month
LIBOR USD + 0.500%),
10/16/2017 r	15,000	15,009
1.448% (1 Month
LIBOR USD + 0.220%),
10/17/2017 r	10,000	10,000
1.639% (1 Month
LIBOR USD + 0.410%),
11/09/2017 r	5,000	5,000
1.569% (1 Month
LIBOR USD + 0.340%),
03/13/2018 r	10,000	10,000
1.411% (1 Month
LIBOR USD + 0.180%),
06/20/2018 r	15,000	15,000
UBS AG Stamford CT
1.924% (3 Month
LIBOR USD + 0.650%),
09/20/2017 r	4,500	4,501
Wells Fargo Bank NA
1.419% (1 Month
LIBOR USD + 0.190%),
01/08/2018 r	10,000	10,000
1.351% (1 Month
LIBOR USD + 0.120%),
02/07/2018 r	25,000	25,000
1.401% (1 Month
LIBOR USD + 0.170%),
04/20/2018 r	15,000	15,000
Westpac Banking Corp/NY
1.461% (1 Month
LIBOR USD + 0.230%),
04/20/2018 r	15,000	15,000
1.424% (1 Month
LIBOR USD + 0.190%),
04/27/2018 r	13,000	13,000
Total Certificates of Deposit
(Cost $850,529)		850,529

The accompanying notes are an integral part of the financial statements.

24          FIRST AMERICAN FUNDS     2017 ANNUAL REPORT

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Financial Company Commercial
Paper – 26.5%
ASB Finance Ltd/London
1.711% (1 Month
LIBOR USD + 0.480%),
09/06/2017 △ ■	$5,000	$5,000
1.736% (3 Month
LIBOR USD + 0.500%),
09/13/2017 △ ■	10,000	10,002
Bank of Tokyo-Mitsubishi
UFJ Ltd/NY
1.170%, 09/05/2017 €	49,000	48,994
BNZ International Funding
1.501% (1 Month
LIBOR USD + 0.270%),
09/05/2017 △ ■	20,000	20,001
1.331% (1 Month
LIBOR USD + 0.100%),
10/19/2017 △ ■	25,000	25,000
BPCE SA
1.185%, 09/05/2017 ■ €	35,000	34,995
1.180%, 09/06/2017 ■ €	30,000	29,995
1.180%, 09/07/2017 ■ €	32,000	31,994
CDP Financial Inc
1.255%, 09/27/2017 ■ €	5,000	4,996
1.309%, 10/19/2017 ■ €	20,000	19,965
1.309%, 10/23/2017 ■ €	10,000	9,981
1.380%, 11/17/2017 ■ €	5,000	4,985
1.461%, 01/10/2018 ■ €	5,000	4,974
1.461%, 02/13/2018 ■ €	10,400	10,331
Commonwealth Bank of Australia
1.548% (1 Month
LIBOR USD + 0.320%),
03/16/2018 △ ■	10,000	10,000
1.434% (3 Month
LIBOR USD + 0.130%),
04/13/2018 △ ■	13,000	13,000
1.427% (3 Month
LIBOR USD + 0.110%),
04/27/2018 △ ■	2,000	2,000
DZ Bank AG/NY
1.080%, 09/01/2017 €	50,000	50,000
1.409% (1 Month
LIBOR USD + 0.180%),
09/08/2017 △ ■	25,000	25,001
HSBC USA Inc
1.422% (1 Month
LIBOR USD + 0.190%),
02/02/2018 △ ■	15,000	15,000
ING (US) Funding LLC
1.301% (1 Month
LIBOR USD + 0.070%),
09/22/2017 △	15,000	15,000

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
1.377% (1 Month
LIBOR USD + 0.150%),
11/15/2017 △	$15,000	$15,000
1.369% (1 Month
LIBOR USD + 0.140%),
12/12/2017 △	10,000	10,000
JP Morgan Securities LLC
1.481% (1 Month
LIBOR USD + 0.250%),
09/05/2017 △	18,000	18,000
1.332% (1 Month
LIBOR USD + 0.100%),
11/02/2017 △	25,000	25,000
1.404% (1 Month
LIBOR USD + 0.170%),
02/26/2018 △	5,000	5,000
Macquarie Bank Ltd
1.329%, 09/19/2017 ■ €	15,000	14,990
1.329%, 10/25/2017 ■ €	8,000	7,984
1.397% (1 Month
LIBOR USD + 0.170%),
11/15/2017 △ ■	15,000	15,000
1.377% (1 Month
LIBOR USD + 0.150%),
12/15/2017 △ ■	10,000	10,000
National Australia Bank Ltd
1.339% (1 Month
LIBOR USD + 0.110%),
02/12/2018 △ ■	15,000	15,000
Nederlandse
Waterschapsbank NV
1.190%, 09/06/2017 ■ €	25,000	24,996
1.270%, 10/10/2017 ■ €	15,000	14,979
PSP Capital Inc
1.322% (1 Month
LIBOR USD + 0.090%),
11/03/2017 △ ■	25,000	25,000
1.382% (1 Month
LIBOR USD + 0.150%),
06/01/2018 △ ■	15,000	15,000
Suncorp Metway Ltd
1.358%, 10/04/2017 ■ €	10,000	9,988
1.389%, 10/10/2017 ■ €	10,000	9,985
1.441%, 12/04/2017 ■ €	5,000	4,981
1.408%, 12/13/2017 ■ €	20,000	19,920
Swedbank
1.325%, 11/13/2017 €	7,000	6,981
Toronto Dominion Bank
1.394% (1 Month
LIBOR USD + 0.160%),
05/22/2018 △ ■	1,000	1,000

FIRST AMERICAN FUNDS 2017 ANNUAL REPORT	25

Schedule of Investments August 31, 2017, all dollars are rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
UBS AG of London
1.361% (1 Month
LIBOR USD + 0.130%),
01/05/2018 △ ■	$20,000	$20,000
1.369% (1 Month
LIBOR USD + 0.140%),
02/08/2018 △ ■	5,000	5,000
Westpac Securities NZ Ltd
1.541% (1 Month
LIBOR USD + 0.310%),
09/07/2017 △ ■	10,000	10,000
Total Financial Company
Commercial Paper
(Cost $695,018)		695,018

Asset Backed Commercial
Paper – 13.9%
Alpine Securitization Ltd
1.439% (1 Month
LIBOR USD + 0.210%),
01/08/2018 △ ■	10,000	10,000
1.401% (1 Month
LIBOR USD + 0.170%),
01/19/2018 △ ■	15,000	15,000
Chariot Funding LLC
1.439%, 12/21/2017 ■ €	10,000	9,956
Fairway Finance Corp
1.150%, 09/01/2017 ■ €	16,000	16,000
1.421%, 09/20/2017 ■	10,000	10,001
1.361% (1 Month
LIBOR USD + 0.130%),
02/05/2018 △ ■	24,000	24,000
Gotham Funding Corp
1.471%, 01/12/2018 ■ €	15,000	14,919
Kells Funding LLC
1.204%, 09/13/2017 €	22,100	22,091
1.304%, 10/19/2017 €	15,000	14,974
1.305%, 10/23/2017 €	16,000	15,970
1.336%, 12/11/2017 €	25,000	24,907
Liberty Street Funding LLC
1.274%, 09/11/2017 ■ €	10,000	9,997
1.284%, 09/18/2017 ■ €	5,000	4,997
1.331% (1 Month
LIBOR USD + 0.100%),
10/10/2017 △ ■	25,000	25,000
1.356%, 11/14/2017 ■ €	7,800	7,778
Manhattan Asset Funding Co
1.371% (1 Month
LIBOR USD + 0.140%),
12/05/2017 △ ■	10,000	10,000
1.440%, 01/29/2018 ■ €	10,000	9,941

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Niew Amsterdam
Receivables Corp
1.325%, 10/16/2017 ■ €	$15,000	$14,975
Old Line Funding LLC
1.341% (1 Month
LIBOR USD + 0.110%),
11/10/2017 △ ■	5,000	5,000
1.371% (1 Month
LIBOR USD + 0.140%),
12/04/2017 △ ■	25,000	25,000
1.410%, 02/23/2018 ■ €	10,000	9,932
1.421%, 02/23/2018 ■ €	10,000	9,931
Thunder Bay Funding LLC
1.364% (1 Month
LIBOR USD + 0.130%),
11/27/2017 △ ■	30,000	30,000
1.341% (1 Month
LIBOR USD + 0.110%),
12/19/2017 △ ■	25,000	25,000
Total Asset Backed
Commercial Paper
(Cost $365,369)		365,369

Non-Negotiable
Time Deposits – 7.7%
Credit Agricole,
Cayman Islands Branch –
Time Deposit
1.070%,09/01/2017	102,150	102,150
Skandinaviska Enskilda
Banken, Cayman Islands
Branch – Time Deposit
1.070%, 09/01/2017	100,000	100,000
Total Non-Negotiable
Time Deposits
(Cost $202,150)		202,150

Other Instruments – 1.8%
Bank of America NA
1.349% (1 Month
LIBOR USD + 0.120%),
11/14/2017 △	13,000	13,000
1.337% (1 Month
LIBOR USD + 0.110%),
02/13/2018 △	15,000	15,000
Toyota Motor Credit Corp
1.394% (3 Month
LIBOR USD + 0.080%),
05/17/2018 △	13,000	13,000

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN FUNDS 2017 ANNUAL REPORT

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Westpac Banking Corp
1.901% (3 Month
LIBOR USD + 0.600%),
10/05/2017 △ ■	$4,500	$4,501
Total Other Instruments
(Cost $45,501)		45,501

Non-Financial Company
Commercial Paper – 1.4%
Toyota Credit Canada Inc
1.355%, 11/14/2017 €	25,000	24,931
Toyota Motor Finance
Netherlands BV
1.446% (1 Month
LIBOR USD + 0.210%),
03/27/2018 △	12,000	12,000
Total Non-Financial Company
Commercial Paper
(Cost $36,931)		36,931

Variable Rate Demand
Notes # – 0.8%
Mayor and City Council of
Baltimore, Maryland,
Baltimore City Parking
System Facilities,
Series 2008
(LOC: Bank of America)
1.200%, 07/01/2032	14,700	14,700
New York State Housing
Finance Agency, BAM
South Housing, Series 2014B
(LOC: JPMorgan Chase Bank)
1.170%, 11/01/2048	5,650	5,650
Total Variable Rate
Demand Notes
(Cost $20,350)		20,350

Other Repurchase
Agreements – 15.5%
BNP Paribas SA
1.440%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $35,001
(collateralized by various
securities: Total market
value $36,750)	35,000	35,000

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
1.460% (Overnight Bank
Funding Rate + 0.300%),
dated 08/31/2017,
matures 10/05/2017,
repurchase price $15,021
(collateralized by various
securities: Total market
value $15,751) △ ∞	$15,000	$15,000
Credit Suisse Securities
(USA) LLC
1.310%, dated 08/30/2017,
matures 09/06/2017,
repurchase price $50,013
(collateralized by various
securities: Total market
value $52,501)	50,000	50,000
1.632% (1 Month
LIBOR USD + 0.400%),
dated 08/31/2017,
matures 10/05/2017,
repurchase price $20,032
(collateralized by various
securities: Total market
value $21,002) △ ∞	20,000	20,000
HSBC Securities (USA) Inc.
1.360%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $46,002
(collateralized by various
securities: Total market
value $48,302)	46,000	46,000
ING Financial Markets LLC
1.210%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $56,002
(collateralized by various
securities: Total market
value $57,124)	56,000	56,000
JP Morgan Securities, LLC
1.500%(1 Month
LIBOR USD + 0.268%),
dated 08/31/2017,
matures 10/05/2017,
repurchase price $30,044
(collateralized by various
securities: Total market
value $31,500) △ ∞	30,000	30,000

FIRST AMERICAN FUNDS 2017 ANNUAL REPORT	27

Schedule of Investments  August 31, 2017, all dollars are rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Merrill Lynch, Pierce, Fenner
& Smith Incorporated
1.480% (Overnight Bank
Funding Rate + 0.320%),
dated 08/31/2017,
matures 12/04/2017,
repurchase price $25,098
(collateralized by various
securities: Total market
value $26,250) △ ∞	$25,000	$25,000
Societe Generale SA
1.420%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $130,005
(collateralized by various
securities: Total market
value $136,501)	130,000	130,000
Total Other Repurchase
Agreements
(Cost $407,000)		407,000

Total Investments ▲ – 100.0%
(Cost $2,622,848)		2,622,848

Other Assets and Liabilities,
Net – 0.0%		(1,567)

Total Net Assets – 100.0%		$2,621,281

Retail Prime Obligations Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
r	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2017.
■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of August 31, 2017, the value of these investments was $792,791 or 30.3% of total net assets.
€	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.
#	Adjustable Rate Security – The rate is determined by the Remarketing Agent.
¥	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2017, the value of these investments was $90,000 or 3.4% of total net assets. See note 2 in Notes to Financial Statements.
▲

On August 31, 2017, the cost of investments for federal income tax purposes was $2,622,848. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

LOC –	Letter of Credit

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN FUNDS 2017 ANNUAL REPORT

Retail Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE >
Municipal Debt # – 92.4%
California – 4.7%
ABAG Finance Authority of
Nonprofit Corporations,
Sharp HealthCare,
Series 2009A
(LOC: Bank of America)
0.750%, 08/01/2024	$385	$385
California Health Facilities
Authority, Catholic
Healthcare, Series C (LOC:
JPMorgan Chase Bank)
0.830%, 07/01/2020	5,400	5,400
California Housing Finance
Agency, Montecito Village
Apartments Project,
2009 Issue B
(GTD: FHLMC)
0.790%, 04/01/2043	950	950
County of Riverside Asset
Leasing Corporation,
Southwest Justice Center
Refunding, Series 2008A
(LOC: Wells Fargo Bank)
0.780%, 11/01/2032	3,375	3,375
County of San Bernardino,
California Multifamily
Housing, Green Valley
Apartments, Series 1999A
(GTD: FNMA)
0.770%, 05/15/2029	375	375
Sacramento Suburban Water
District, Series 2009A (LOC:
Sumitomo Mitsui Banking)
0.760%, 11/01/2034	4,900	4,900
		15,385
Colorado – 2.0%
Colorado Educational &
Cultural Facilities Authority,
The Nature Conservancy,
Series 2002A
0.740%, 07/01/2027	6,500	6,500
District of Columbia – 2.1%
District of Columbia,
Medlantic/Helix Issue, Series
1998A (LOC: PNC Bank)
0.790%, 08/15/2038	3,355	3,355
District of Columbia,
Progressive Life Center,
Series 2008A (LOC: Branch
Banking & Trust)
0.790%, 01/01/2033	2,010	2,010
Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
District of Columbia,
The Pew Charitable
Trusts Issue, Series 2008A
(LOC: PNC Bank)
0.780%, 04/01/2038	$1,545	$1,545
		6,910
Florida – 1.3%
Orange County Health
Facilities Authority, Orlando
Regional Healthcare, Series
2008E (LOC: Branch Banking
& Trust)
0.820%, 10/01/2026	4,200	4,200
Illinois – 16.0%
Illinois Education Facilities
Authority, Newberry Library,
Series 1988 (LOC: Northern
Trust Company)
0.800%, 03/01/2028	1,200	1,200
Illinois Finance Authority,
Richard Driehaus Foundation,
Series 2005 (LOC: Northern
Trust Company)
0.880%, 02/01/2035	12,100	12,100
Illinois Finance Authority, The
Carle Foundation, Series
2009C (LOC: Northern Trust
Company)
0.800%, 02/15/2033	4,100	4,100
Illinois Finance Authority, The
Latin School of Chicago
Project, Series 2005A (LOC:
JPMorgan Chase Bank)
0.800%, 08/01/2028	6,295	6,295
Illinois Finance Authority,
The University of Chicago
Medical Center, Series
2009D (LOC: PNC Bank)
0.810%, 08/01/2043	5,785	5,785
Illinois Housing Development
Authority, Multi-Family
Housing Revenue Bonds,
Series 2008
(GTD: FHLMC)
0.950%, 08/01/2038	7,145	7,145
The County of Cook, Illinois,
Bernard Zell Anshe Emet Day
School Project, Series 2005
(LOC: JPMorgan Chase Bank)
0.880%, 05/01/2035	6,380	6,380

FIRST AMERICAN FUNDS     2017 ANNUAL REPORT       29

Schedule of Investments August 31, 2017, all dollars are rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
University of Illinois
Health Services Facilities
System Revenue Bonds,
Series 1997B (LOC: Wells
Fargo Bank)
0.800%, 10/01/2026	$4,200	$4,200
Village of Romeoville, Will
County, Illinois, Lewis
University, Series 2006
(LOC: Wells Fargo Bank)
0.810%, 10/01/2036	4,945	4,945
		52,150
Indiana – 1.1%
Indiana Finance Authority
Health System, Sisters of
St. Francis Health Services,
Inc. Obligated Group, Series
2008F (LOC: Bank of New
York Mellon)
0.790%, 09/01/2048	2,805	2,805
Indiana Finance Authority
Hospital Revenue, Indiana
University Health Obligated
Group, Series 2011E
(LOC: Bank of America)
0.790%, 03/01/2036	750	750
		3,555
Kentucky – 2.5%
Kentucky Health Care Facility,
Bon Secours Health System,
Series 2002B (LOC:
JPMorgan Chase Bank)
0.840%, 11/01/2026	8,090	8,090
Louisiana – 6.5%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Nicholls State
University Student Housing,
Series 2007B (GTD: FHLB)
0.850%, 06/01/2039	15,000	15,000
Louisiana Public Facilities
Authority, CHRISTUS Health,
Series 2009B-2 (LOC: Bank
of New York Mellon)
0.780%, 07/01/2047	3,250	3,250
Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Louisiana Public Facilities
Authority, CHRISTUS Health,
Series 2009B-3 (LOC: Bank
of New York Mellon)
0.800%, 07/01/2047	$3,125	$3,125
		21,375
Maryland – 1.9%
Maryland Health & Higher
Educational Facilities
Authority, University of
Maryland Medical System,
Series 2007A (LOC: Wells
Fargo Bank)
0.800%, 07/01/2034	6,050	6,050
Minnesota – 6.0%
City of Minnetonka, The Cliffs
at Ridgedale, Series 1995
(GTD: FNMA)
0.860%, 09/15/2025	8,150	8,150
Minnesota Higher Education
Facilities Authority,
Macalester College, Series
Five-Q
0.860%, 03/01/2033	5,110	5,110
Minnesota Higher Education
Facilities Authority,
Macalester College,
Series Three-Z
0.860%, 03/01/2024	1,790	1,790
Minnesota Housing Finance
Agency, Residential Housing
Finance Bonds, Series 2015G
(SPA: Royal Bank of Canada)
0.790%, 01/01/2034	4,500	4,500
		19,550
Mississippi – 4.5%
Mississippi Business Finance
Corporation, Chevron USA Inc
Project, Series 2009E
0.840%, 12/01/2030	3,050	3,050
Mississippi Business Finance
Corporation, Chevron USA Inc
Project, Series 2009F
0.840%, 12/01/2030	11,625	11,625
		14,675

The accompanying notes are an integral part of the financial statements.

30       FIRST AMERICAN FUNDS     2017 ANNUAL REPORT

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Nevada – 1.5%
City of Reno, Nevada, Re-
TRAC-Reno Transportation
Rail Access Corridor Project,
Series 2008A (LOC: Bank
of New York)
0.940%, 06/01/2042	$1,295	$1,295
Clark County, Nevada,
Airport System Subordinate
Lien Revenue Bonds,
Series 2008D-3 (LOC:
Bank of America)
0.790%, 07/01/2029	3,540	3,540
		4,835
New York – 13.5%
Dormitory Authority of the
State of New York Mental
Health Services Facilities
Improvement Revenue
Bonds, Series 2003D-2H
(LOC: Royal Bank of Canada)
0.790%, 02/15/2031	9,400	9,400
Metropolitan Transportation
Authority, Series 2015 E-2
(LOC: Bank of Tokyo)
0.770%, 11/15/2050	7,295	7,295
New York State Housing
Finance Agency, Riverside
Center 2, Series A-3
(LOC: Bank of America)
0.780%, 11/01/2046	12,325	12,325
The City of New York, General
Obligation Bonds, Fiscal
2012 Series A-4
(LOC: Bank of Tokyo)
0.800%, 08/01/2038	15,000	15,000
		44,020
North Carolina – 4.8%
North Carolina Medical Care
Commission, Cape Fear
Valley Health System, Series
2008A, Subseries A-1 (LOC:
Branch Banking & Trust)
0.820%, 10/01/2036	15,600	15,600
Ohio – 4.6%
City of Blue Ash, Ursuline
Academy of Cincinnati,
Series 2008 (LOC: PNC Bank)
0.790%, 06/01/2031	11,115	11,115
Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
County of Hamilton, Ohio, St.
Xavier High School Project,
Series 2003 (LOC: PNC Bank)
0.790%, 04/01/2028	$4,035	$4,035
		15,150
Tennessee – 1.5%
The Public Building Authority
of Sevier County, Tennessee,
Revenue Program B, Series
V-C-1 (GTD: FHLB)
0.830%, 06/01/2025	5,030	5,030
Texas – 7.1% Harris
County Cultural Education
Facilities Finance Corporation,
Texas Medical Center, Series
2008B (LOC: JPMorgan Chase
Bank)
0.820%, 09/01/2031	610	610
Lower Neches Valley
Authority, ExxonMobil
Project, Series 2010
0.800%, 11/01/2038	9,270	9,270
Tarrant County Cultural
Education Facilities Finance
Corporation, Methodist
Hospitals of Dallas Project,
Series 2008A (LOC: TD Bank)
0.830%, 10/01/2041	13,155	13,155
		23,035
Virginia – 8.0%
Industrial Development
Authority of Fairfax County,
Virginia, Inova Health System
Project, Series 2005C-1
(LOC: Northern Trust
Company)
0.820%, 05/15/2026	5,000	5,000
Industrial Development
Authority of Loudoun County,
Virginia, Howard Hughes
Medical Institute Issue,
Series, 2003B
0.770%, 02/15/2038	4,000	4,000
Loudoun County Industrial
Development Authority,
Howard Hughes Medical
Institute, Series 2003F
0.780%, 02/15/2038	9,820	9,820

FIRST AMERICAN FUNDS     2017 ANNUAL REPORT        31

Schedule of Investments August 31, 2017, all dollars are rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Portsmouth Redevelopment
& Housing Authority,
Phoebus Square Apartments,
Series 2008
(GTD: FHLMC)
0.920%, 04/01/2048	$7,200	$7,200
		26,020
West Virginia – 1.7%
West Virginia Hospital Finance
Authority, Cabell Huntington
Hospital, Inc, Series 2008B
(LOC: Branch Banking &
Trust)
0.810%, 01/01/2034	5,700	5,700
Wisconsin – 1.1%
Wisconsin Health and
Educational Facilities
Authority, Benevolent
Corporation Cedar
Community, Series 2007
(LOC: JPMorgan Chase Bank)
0.800%, 06/01/2037	3,015	3,015
Wisconsin Health and
Educational Facilities
Authority, Goodwill Industries
of North Central Wisconsin,
Inc., Series 2005 (LOC:
Wells Fargo Bank)
0.790%, 11/01/2025	740	740
		3,755
Total Municipal Debt
(Cost $301,585)		301,585

Other Municipal
Securities – 3.9%
Metropolitan Transportation
Authority, Series 2017A-2
2.000%, 10/02/2017	10,000	10,010
Youngstown City, Ohio,
Series 2016
1.875%, 09/14/2017	2,750	2,751
Total Other Municipal
Securities (Cost $12,761)		12,761
Retail Tax Free Obligations Fund (concl.)
DESCRIPTION	PAR	VALUE >
Non-Financial Company
Commercial Paper – 3.7%
University of Michigan
0.890%, 11/01/2017
(Cost $12,000)	$12,000	$12,000
Total Investments ▲- 100.0%
(Cost $326,346)		326,346
Other Assets and
Liabilities, Net – 0.0%		142
Total Net Assets – 100.0%		$326,488

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

#	Adjustable Rate Security – The rate is determined by the Remarketing Agent.

▲	On August 31, 2017, the cost of investments for federal income tax purposes was $326,346. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FHLB –	Federal Home Loan Bank

FHLMC –	Federal Home Loan Mortgage Association

FNMA –	Federal National Mortgage Association

GTD –	Guaranteed

LOC –	Letter of Credit

SPA –	Standby Purchase Agreement

The accompanying notes are an integral part of the financial statements.

32       FIRST AMERICAN FUNDS      2017 ANNUAL REPORT

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt – 40.7%
U.S. Treasury Bills Ä
1.006%, 11/09/2017	$150,000	$149,707
1.104%, 01/25/2018	75,000	74,662
U.S. Treasury Notes
0.875%, 10/15/2017	50,000	50,005
0.750%, 10/31/2017	375,000	374,997
1.191% (3 Month
U.S. Treasury Money
Market Yield + 0.170%),
10/31/2017 △	175,000	174,982
1.875%, 10/31/2017	125,000	125,204
0.875%, 11/15/2017	225,000	225,000
4.250%, 11/15/2017	35,000	35,247
0.625%, 11/30/2017	25,000	24,990
0.875%, 11/30/2017	150,000	150,016
2.250%, 11/30/2017	50,000	50,165
1.000%, 12/15/2017	50,000	50,014
0.750%, 12/31/2017	25,000	24,993
1.000%, 12/31/2017	50,000	50,029
2.750%, 12/31/2017	75,000	75,466
1.295% (3 Month
U.S. Treasury Money
Market Yield + 0.270%),
01/31/2018 △	430,000	430,079
0.750%, 02/28/2018	400,000	399,155
1.213% (3 Month
U.S. Treasury Money
Market Yield + 0.190%),
04/30/2018 △	305,000	305,034
1.197% (3 Month
U.S. Treasury Money
Market Yield + 0.170%),
07/31/2018 △	230,000	230,016
1.193% (3 Month
U.S. Treasury Money
Market Yield + 0.170%),
10/31/2018 △	125,000	125,060
1.163% (3 Month
U.S. Treasury Money
Market Yield + 0.140%),
01/31/2019 △	220,000	220,110
1.093% (3 Month
U.S. Treasury Money
Market Yield + 0.700%),
04/30/2019 △	276,650	276,692
1.083% (3 Month
U.S. Treasury Money
Market Yield + 0.600%),
07/31/2019 ☒	330,000	330,021
Total U.S. Treasury Debt
(Cost $3,951,644)		3,951,644

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
U.S. Treasury Repurchase
Agreements – 59.3%
Bank of Nova Scotia
1.060%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $554,974
(collateralized by
U.S. Treasury obligations:
Total market
value $566,100)	$554,958	$554,958
Credit Agricole Corporate &
Investment Bank
1.030%, dated 08/25/2017,
matures 09/01/2017,
repurchase price $350,070
(collateralized by
U.S. Treasury obligations:
Total market
value $357,000)	350,000	350,000
1.050%, dated 08/31/2017,
matures 09/01/2017,
repurchase price
$1,017,453
(collateralized by
U.S. Treasury obligations:
Total market
value $1,037,850)	1,017,423	1,017,423
1.030%, dated 08/28/2017,
matures 09/05/2017,
repurchase price $300,069
(collateralized by
U.S. Treasury obligations:
Total market
value $306,000)	300,000	300,000
Federal Reserve Bank
of New York
1.000%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $125,003
(collateralized by
U.S. Treasury obligations:
Total market
value $125,004)	125,000	125,000
Goldman Sachs & Co. LLC
1.020%, dated 08/18/2017,
matures 09/18/2017,
repurchase price $250,220
(collateralized by
U.S. Treasury obligations:
Total market
value $255,000)	250,000	250,000

FIRST AMERICAN FUNDS 2017 ANNUAL REPORT	33

Schedule of Investments  August 31, 2017, all dollars are rounded to thousands (000 omitted)

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
HSBC Securities (USA) Inc.
1.050%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $350,010
(collateralized by U.S.
Treasury obligations:
Total market
value $357,003)	$350,000	$350,000
1.020%, dated 08/29/2017,
matures 09/05/2017,
repurchase price $100,020
(collateralized by U.S.
Treasury obligations:
Total market
value $102,003)	100,000	100,000
1.020%, dated 08/30/2017,
matures 09/06/2017,
repurchase price $300,060
(collateralized by U.S.
Treasury obligations:
Total market
value $306,001)	300,000	300,000
1.040%, dated 08/31/2017,
matures 09/07/2017,
repurchase price $300,061
(collateralized by U.S.
Treasury obligations:
Total market
value $306,000)	300,000	300,000
ING Financial Markets LLC
1.020%, dated 08/30/2017,
matures 09/06/2017,
repurchase price $150,030
(collateralized by U.S.
Treasury obligations:
Total market
value $153,002)	150,000	150,000
1.040%, dated 08/31/2017,
matures 09/07/2017,
repurchase price $300,061
(collateralized by U.S.
Treasury obligations:
Total market
value $306,005)	300,000	300,000
Merrill Lynch, Pierce, Fenner
& Smith Incorporated
1.050%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $150,004
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000)	150,000	150,000

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Societe Generale
1.060% (Overnight Bank
Funding Rate – 0.100%),
dated 08/31/2017,
matures 09/07/2017,
repurchase price $200,041
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000) △	$200,000	$200,000
1.060% (Overnight Bank
Funding Rate – 0.100%),
dated 08/31/2017,
matures 09/07/2017,
repurchase price $250,052
(collateralized by U.S.
Treasury obligations:
Total market
value $255,000) △	250,000	250,000
1.060% (Overnight Bank
Funding Rate – 0.100%),
dated 08/31/2017,
matures 09/07/2017,
repurchase price $200,041
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000) △	200,000	200,000
1.060% (Overnight Bank
Funding Rate – 0.100%),
dated 08/31/2017,
matures 09/07/2017,
repurchase price $150,031
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000) △	150,000	150,000
TD Securities (USA) LLC
1.080%, dated 08/31/2017,
matures 09/01/2017,
repurchase price $700,021
(collateralized by U.S.
Treasury obligations:
Total market
value $714,000)	700,000	700,000
Total U.S. Treasury
Repurchase Agreements
(Cost $5,747,381)		5,747,381
Total Investments ▲ – 100.0%
(Cost $9,699,025)		9,699,025
Other Assets and
Liabilities, Net – 0.0%		(1,868)
Total Net Assets – 100.0%		$9,697,157

The accompanying notes are an integral part of the financial statements.

34	FIRST AMERICAN FUNDS 2017 ANNUAL REPORT

Treasury Obligations Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

U	Rate shown is effective yield as of August 31, 2017.

r	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2017.

▲	On August 31, 2017, the cost of investments for federal income tax purposes was $9,699,025. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FIRST AMERICAN FUNDS 2017 ANNUAL REPORT	35

Schedule of Investments August 31, 2017, all dollars are rounded to thousands (000 omitted)

U.S. Treasury Money Market Fund
DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt – 100.0%
U.S. Treasury Bills Ä
0.812%, 09/07/2017	$148,985	$148,961
0.860%, 09/14/2017	156,534	156,482
0.908%, 09/21/2017	59,290	59,259
0.964%, 09/28/2017	60,118	60,073
0.986%, 10/05/2017	61,040	60,981
1.011%, 11/02/2017	42,092	42,018
1.039%, 11/09/2017	89,821	89,640
1.023%, 11/16/2017	63,460	63,321
1.023%, 11/24/2017	90,611	90,392
0.981%, 11/30/2017	27,893	27,824
1.076%, 12/07/2017	2,861	2,853
1.019%, 12/28/2017	41,515	41,375
1.023%, 01/04/2018	25,000	24,910
1.036%, 01/11/2018	20,000	19,923
U.S. Treasury Notes
1.000%, 09/15/2017	62,646	62,646
0.750%, 10/31/2017	16,966	16,967
1.191% (3 Month
U.S. Treasury Money
Market Yield + 0.170%),
10/31/2017 r	64,492	64,496
1.875%, 10/31/2017	6,015	6,027
0.875%, 11/15/2017	5,596	5,596
4.250%, 11/15/2017	40,000	40,267
1.000%, 12/15/2017	4,881	4,884
2.750%, 12/31/2017	24,157	24,288
0.875%, 01/15/2018	1,609	1,609
1.295% (3 Month
U.S. Treasury Money
Market Yield + 0.270%),
01/31/2018 r	34,081	34,099
2.750%, 02/28/2018	6,666	6,725
1.213% (3 Month
U.S. Treasury Money
Market Yield + 0.190%),
04/30/2018 r	22,323	22,341
1.197% (3 Month
U.S. Treasury Money
Market Yield + 0.170%),
07/31/2018 r	43,150	43,192

U. S. Treasury Money Market Fund (concl.)
DESCRIPTION	PAR	VALUE >
1.193% (3 Month
U.S. Treasury Money
Market Yield + 0.170%),
10/31/2018 r	$11,700	$11,715
1.163% (3 Month
U.S. Treasury Money
Market Yield + 0.140%),
01/31/2019 r	7,163	7,169
Total U.S. Treasury Debt
(Cost $1,240,033)		1,240,033

Total investments ▲ – 100.0%
(Cost $1,240,033)		1,240,033

Other Assets and
Liabilities, Net – 0.0%		183

Total Net Assets – 100.0%		$1,240,216

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Ä	Rate shown is effective yield as of August 31, 2017.

r	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2017.

▲	On August 31, 2017, the cost of investments for federal income tax purposes was $1,240,033. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

36	FIRST AMERICAN FUNDS 2017 ANNUAL REPORT

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FIRST AMERICAN FUNDS 2017 ANNUAL REPORT	37

Statements of Assets and Liabilities August 31, 20 17, all dollars and shares are rounded to thousands (000 omitted), except per share data

		Institutional	Retail	Retail
	Government	Prime	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund	Fund
Investments in securities, at cost	$17,229,979	$639,471	$2,215,848	$326,346	$3,951,644	$1,240,033
Repurchase agreements, at cost	16,977,619	136,000	407,000	—	5,747,381	—
ASSETS:
Investments in securities, at value (note 2)	$17,229,979	$639,513	$2,215,848	$326,346	$3,951,644	$1,240,033
Repurchase agreements, at value (note 2)	16,977,619	136,000	407,000	—	5,747,381	—
Cash	1	1	1	4	—	—
Receivable for interest	17,077	336	1,495	361	6,763	1,214
Receivable for capital shares sold	1	—	—	—	—	—
Prepaid directors retainer	14	14	14	14	14	14
Prepaid expenses and other assets	12	41	17	27	17	10
Total assets	34,224,703	775,905	2,624,375	326,752	9,705,819	1,241,271
LIABILITIES:
Dividends payable	22,002	648	1,774	96	5,842	634
Payable for investments purchased	—	603	—	—	—	—
Payable to affiliates (note 3)	5,235	96	451	38	1,532	175
Payable for distribution and shareholder servicing services	3,146	82	806	68	1,222	186
Accrued expenses and other liabilities	60	49	63	62	66	60
Total liabilities	30,443	1,478	3,094	264	8,662	1,055
Net assets	$34,194,260	$774,427	$2,621,281	$326,488	$9,697,157	$1,240,216
COMPOSITION OF NET ASSETS:
Portfolio capital	$34,194,282	$774,389	$2,621,281	$326,483	$9,697,157	$1,240,219
Undistributed (distributions in excess of) net investment income	(22)	(4)	—	—	—	(2)
Accumulated net realized gain (loss) on investments (note 2)	—	—	—	5	—	(1)
Net unrealized appreciation on investments	—	42	—	—	—	—
Net assets	$34,194,260	$774,427	$2,621,281	$326,488	$9,697,157	$1,240,216

38	FIRST AMERICAN FUNDS 2017 ANNUAL REPORT

		Institutional	Retail	Retail
	Government	Prime	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund	Fund
Class A (note 1):
Net assets	$313,106	$—	$1,142,089	$32,171	$239,773	$33,310
Shares issued and outstanding
($0.01 par value – 5 billion authorized per fund*)	313,104	—	1,142,089	32,169	239,775	33,302
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$1.00	$1.00	$1.00

Class D (note 1):
Net assets	$3,195,441	$—	$—	$—	$1,521,672	$73,968
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	3,195,408	—	—	—	1,521,687	73,963
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$1.00

Class G:
Net assets	$—	$—	$—	$—	$105,216	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized)	—	—	—	—	105,217	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—	$1.00	$—

Class T:
Net assets	$—	$72,643	$162	$—	$—	$—
Shares issued and outstanding
($0.01 par value – 5 billion authorized per fund**)	—	72,640	162	—	—	—
Net asset value, offering price and redemption price per share	$—	$1.0000	$1.00	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2017 ANNUAL REPORT	39

Statements of Assets and Liabilities August 31, 2017, all dollars and shares are rounded to thousands (000 omitted), except per share data

		Institutional	Retail	Retail
	Government	Prime	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund	Fund

Class V:
Net assets	$1,995,445	$58,575	$27,939	$1,872	$491,220	$43,810
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	1,995,433	58,575	27,939	1,872	491,224	43,808
Net asset value, offering price and redemption price per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00

Class X:
Net assets	$3,553,517	$47	$29,731	$—	$107,165	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	3,553,505	47	29,731	—	107,166	—
Net asset value, offering price and redemption price per share	$1.00	$1.0001	$1.00	$—	$1.00	$—

Class Y:
Net assets	$8,694,560	$333,617	$1,142,900	$260,044	$2,577,051	$696,466
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	8,694,500	333,602	1,142,900	260,024	2,577,074	696,428
Net asset value, offering price and redemption price per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00

Class Z:
Net assets	$16,442,191	$309,545	$278,460	$32,401	$4,655,060	$392,662
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	16,442,087	309,536	278,460	32,397	4,655,104	392,632
Net asset value, offering price and redemption price per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00

 *  20 billion shares were authorized for Retail Prime Obligations Fund and U.S. Treasury Money Market Fund.

** 20 billion shares were authorized for Retail Prime Obligations Fund.

The accompanying notes are an integral part of the financial statements.

40	FIRST AMERICAN FUNDS 2017 ANNUAL REPORT

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FIRST AMERICAN FUNDS 2017 ANNUAL REPORT	41

Statements of Operations  For the year ended August 31, 2017, all dollars are rounded to thousands (000 omitted)

	Government	Institutional Prime	Retail Prime
	Obligations Fund	Obligations Fund	Obligations Fund
INVESTMENT INCOME:
Interest income	$223,172	$8,794	$25,573
Total investment income	223,172	8,794	25,573
EXPENSES (notes 1 & 3):
Investment advisory fees	31,070	1,169	2,530
Administration fees and expenses	40,833	1,594	3,914
Transfer agent fees and expenses	149	281	96
Custodian fees	1,553	59	126
Legal fees	36	37	60
Audit fees	50	50	61
Registration fees	35	61	82
Postage and printing fees	355	212	93
Directors’ fees	152	153	160
Other expenses	302	138	147
Distribution and shareholder servicing (12b-1) fees:
Class A	876	158	2,822
Class D	5,275	72	—
Shareholder servicing (non 12b-1) fees:
Class A	876	158	2,822
Class D	8,791	121	—
Class T	—	252	—
Class V	1,661	83	15
Class Y	19,648	918	2,712
Total expenses	111,662	5,516	15,640
Less: Fee waivers (note 3)	(19,754)	(1,610)	(1,768)
Total net expenses	91,908	3,906	13,872
Investment income – net	131,264	4,888	11,701
Net gain on investments	181	17	—
Net change in unrealized appreciation (depreciation) on investments	—	42	—
Net increase in net assets resulting from operations	$131,445	$4,947	$11,701

42          FIRST AMERICAN FUNDS     2017 ANNUAL REPORT

	Retail Tax Free	Treasury	U.S. Treasury
	Obligations Fund	Obligations Fund	Money Market Fund
INVESTMENT INCOME:
Interest income	$2,828	$67,040	$7,283
Total investment income	2,828	67,040	7,283
EXPENSES (notes 1 & 3):
Investment advisory fees	374	9,766	1,158
Administration fees and expenses	522	12,922	1,553
Transfer agent fees and expenses	109	165	125
Custodian fees	19	488	58
Legal fees	38	40	34
Audit fees	50	50	50
Registration fees	38	24	15
Postage and printing fees	12	120	13
Directors’ fees	152	152	152
Other expenses	98	164	123
Distribution and shareholder servicing (12b-1) fees:
Class A	87	664	114
Class D	—	2,373	134
Class G	—	518	—
Shareholder servicing (non 12b-1) fees:
Class A	87	664	114
Class D	—	3,954	224
Class G	—	259	—
Class V	1	539	34
Class Y	725	6,256	1,611
Total expenses	2,312	39,118	5,512
Less: Fee waivers (note 3)	(661)	(7,316)	(1,256)
Total net expenses	1,651	31,802	4,256
Investment income – net	1,177	35,238	3,027
Net gain (loss) on investments	5	—	(1)
Net increase in net assets resulting from operations	$1,182	$35,238	$3,026

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS     2017 ANNUAL REPORT          43

Statements of Changes in Net Assets  August 31, 2017, all dollars are rounded to thousands (000 omitted)

	Government		Institutional Prime		Retail Prime
	Obligations Fund		Obligations Fund		Obligations Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	7/18/2016* through
	8/31/2017	8/31/2016	8/31/2017	8/31/2016	8/31/2017	8/31/2016
OPERATIONS :
Investment income – net	$131,264	$13,578	$4,888	$10,584	$11,701	$230
Net realized gain on investments	181	14	17	11	—	—
Net change in unrealized appreciation (depreciation) on investments	—	—	42	—	—	—
Net increase in net assets resulting from operations	131,445	13,592	4,947	10,595	11,701	230
DISTRIBUTIONS TO SHAREHOLDERS FROM :
Investment income – net:
Class A	(244)	(17)	(10)	(224)	(2,999)	(16)
Class D	(5,057)	(216)	(7)	(95)	—	—
Class T	—	—	(472)	(333)	—	—
Class V	(6,862)	(819)	(423)	(320)	(112)	—
Class X	(14,788)	(202)	—	—	(353)	—
Class Y	(21,690)	(363)	(1,483)	(936)	(6,060)	(189)
Class Z	(82,622)	(11,961)	(2,493)	(8,675)	(2,177)	(25)
From net realized gains:
Class T	—	—	(1)	—	—	—
Class V	—	—	(1)	—	—	—
Class X	—	—	—	—	—	—
Class Y	(1)	—	(5)	—	—	—
Class Z	(1)	—	(4)	—	—	—
Total distributions	(131,265)	(13,578)	(4,899)	(10,583)	(11,701)	(230)
CAPITAL SHARE TRANSACTIONS AT NET ASSET
VALUE OF $1.00 PER SHARE (note 1):[1]
Class A:
Proceeds from sales	1,353,588	971,453	100,676	2,099,873	1,446,330	958,822
Reinvestment of distributions	64	3	13	202	2,342	5
Payments for redemptions	(1,240,020)	(1,087,636)	(736,379)	(2,953,162)	(1,137,602)	(127,808)
Increase (decrease) in net assets from Class A transactions	113,632	(116,180)	(635,690)	(853,087)	311,070	831,019
Class D:
Proceeds from sales	7,301,049	9,216,005	102,056	1,274,847	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(8,126,530)	(9,380,950)	(412,880)	(1,816,841)	—	—
Decrease in net assets from Class D transactions	(825,481)	(164,945)	(310,824)	(541,994)	—	—

44          FIRST AMERICAN FUNDS     2017 ANNUAL REPORT

	Government		Institutional Prime		Retail Prime
	Obligations Fund		Obligations Fund		Obligations Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	7/18/2016* through
	8/31/2017	8/31/2016	8/31/2017	8/31/2016	8/31/2017	8/31/2016
Class T:
Proceeds from sales	—	—	409,108	3,377,448	912	7
Reinvestment of distributions	—	—	4	7	—	—
Payments for redemptions	—	—	(768,107)	(3,615,959)	(757)	—
Increase (decrease) in net assets from Class T transactions	—	—	(358,995)	(238,504)	155	7
Class V:
Proceeds from sales	15,196,733	23,782,330	547,073	5,894,885	102,806	10
Reinvestment of distributions	7	14	—	—	—	—
Payments for redemptions	(14,403,331)	(24,097,333)	(673,179)	(5,961,861)	(74,877)	—
Increase (decrease) in net assets from Class V transactions	793,409	(314,989)	(126,106)	(66,976)	27,929	10
Class X:
Proceeds from sales	14,450,487	845,113	37	10	308,731	—
Reinvestment of distributions	632	23	—	—	—	—
Payments for redemptions	(11,575,837)	(166,913)	—	—	(279,000)	—
Increase in net assets from Class X transactions	2,875,282	678,223	37	10	29,731	—
Class Y:
Proceeds from sales	42,808,594	23,703,061	1,547,905	27,976,657	2,311,104	1,069,180
Reinvestment of distributions	3,334	55	14	120	69	—
Payments for redemptions	(41,511,182)	(22,245,152)	(2,334,863)	(30,567,914)	(2,093,840)	(143,613)
Increase (decrease) in net assets from Class Y transactions	1,300,746	1,457,964	(786,944)	(2,591,137)	217,333	925,567
Class Z:
Proceeds from sales	151,886,631	72,630,041	2,289,818	38,342,284	788,364	55,943
Reinvestment of distributions	4,412	406	123	467	4	—
Payments for redemptions	(146,546,200)	(69,844,061)	(4,992,437)	(39,435,525)	(558,243)	(7,608)
Increase (decrease) in net assets from Class Z transactions	5,344,843	2,786,386	(2,702,496)	(1,092,774)	230,125	48,335
Increase (decrease) in net assets from capital share transactions	9,602,431	4,326,459	(4,921,018)	(5,384,462)	816,343	1,804,938
Total increase (decrease) in net assets	9,602,611	4,326,473	(4,920,970)	(5,384,450)	816,343	1,804,938
Net assets at beginning of year	24,591,649	20,265,176	5,695,397	11,079,847	1,804,938	—
Net assets at end of year	$34,194,260	$24,591,649	$774,427	$5,695,397	$2,621,281	$1,804,938
Undistributed (distributions in excess of) net investment income	$(22)	$(23)	$(4)	$(7)	$—	$—

1 For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.

* Commencement of Operations.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS     2017 ANNUAL REPORT          45

Statements of Changes in Net Assets  August 31, 2017, all dollars are rounded to thousands (000 omitted)

	Retail Tax Free		Treasury		U.S. Treasury
	Obligations Fund		Obligations Fund		Money Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	8/31/2017	8/31/2016	8/31/2017	8/31/2016	8/31/2017	8/31/2016
OPERATIONS:
Investment income – net	$1,177	$152	$35,238	$4,487	$3,027	$217
Net realized gain (loss) on investments	5	—	—	64	(1)	41
Net increase in net assets resulting from operations	1,182	152	35,238	4,551	3,026	258
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(16)	—	(180)	—	(21)	—
Class D	—	—	(2,202)	—	(93)	—
Class G	—	—	(22)	—	—	—
Class V	(7)	(3)	(2,027)	(287)	(121)	(3)
Class X	—	—	(654)	(8)	—	—
Class Y	(891)	(13)	(6,178)	—	(1,349)	—
Class Z	(263)	(136)	(23,975)	(4,192)	(1,443)	(214)
From net realized gains:
Class A	—	—	(2)	(1)	(2)	—
Class D	—	—	(9)	(6)	(3)	—
Class G	—	—	(1)	(1)	—	—
Class V	—	—	(3)	(3)	(1)	—
Class X	—	—	(1)	—	—	—
Class Y	—	—	(15)	(8)	(20)	—
Class Z	—	—	(32)	(10)	(11)	—
Total distributions	(1,177)	(152)	(35,301)	(4,516)	(3,064)	(217)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	50,305	156,571	497,216	589,631	2,070,134	2,142,622
Reinvestment of distributions	6	—	4	—	1	—
Payments for redemptions	(61,114)	(163,287)	(531,683)	(631,023)	(2,127,603)	(2,090,192)
Increase (decrease) in net assets from Class A transactions	(10,803)	(6,716)	(34,463)	(41,392)	(57,468)	52,430
Class D:
Proceeds from sales	—	128,372	3,943,064	4,093,215	429,862	472,006
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	(257,024)	(4,392,337)	(4,070,066)	(450,165)	(514,849)
Increase (decrease) in net assets from Class D transactions	—	(128,652)	(449,273)	23,149	(20,303)	(42,843)

46          FIRST AMERICAN FUNDS     2017 ANNUAL REPORT

	Retail Tax Free		Treasury		U.S. Treasury
	Obligations Fund		Obligations Fund		Money Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	8/31/2017	8/31/2016	8/31/2017	8/31/2016	8/31/2017	8/31/2016
Class G:
Proceeds from sales	—	—	192,778	209,557	—	—
Reinvestment of distributions	—	—	8	—	—	—
Payments for redemptions	—	—	(196,898)	(222,388)	—	—
Decrease in net assets from Class G transactions	—	—	(4,112)	(12,831)	—	—
Class V:
Proceeds from sales	13,039	192,511	4,281,862	3,701,383	75,342	98,533
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(12,869)	(200,013)	(4,347,457)	(4,270,701)	(63,966)	(148,991)
Increase (decrease) in net assets from Class V transactions	170	(7,502)	(65,595)	(569,318)	11,376	(50,458)
Class X:
Proceeds from sales	—	—	323,441	109,898	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	(283,533)	(42,640)	—	—
Increase in net assets from Class X transactions	—	—	39,908	67,258	—	—
Class Y:
Proceeds from sales	433,382	905,580	14,114,018	8,047,984	1,207,701	1,115,221
Reinvestment of distributions	—	—	528	—	5	—
Payments for redemptions	(462,617)	(1,076,594)	(14,097,328)	(7,823,403)	(1,124,203)	(1,116,391)
Increase (decrease) in net assets from Class Y transactions	(29,235)	(171,014)	17,218	224,581	83,503	(1,170)
Class Z:
Proceeds from sales	312,382	590,360	28,050,072	18,692,224	1,743,491	1,518,813
Reinvestment of distributions	—	—	4,889	852	—	—
Payments for redemptions	(342,744)	(675,744)	(27,525,121)	(17,223,196)	(1,760,624)	(1,418,317)
Increase (decrease) in net assets from Class Z transactions	(30,362)	(85,384)	529,840	1,469,880	(17,133)	100,496
Increase (decrease) in net assets from capital share transactions	(70,230)	(399,268)	33,523	1,161,327	(25)	58,455
Total increase (decrease) in net assets	(70,225)	(399,268)	33,460	1,161,362	(63)	58,496
Net assets at beginning of year	396,713	795,981	9,663,697	8,502,335	1,240,279	1,181,783
Net assets at end of year	$326,488	$396,713	$9,697,157	$9,663,697	$1,240,216	$1,240,279
Undistributed (distributions in excess of) net investment income	$—	$—	$—	$—	$(2)	$—

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS     2017 ANNUAL REPORT          47

Financial Highlights  For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Government Obligations Fund
Class A
2017	$ 1.00	$ 0.001		$ (0.001)	$ (0.000)[2]	$ 1.00	0.08%
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.02
Class D
2017	$ 1.00	$ 0.002		$ (0.002)	$ (0.000)[2]	$ 1.00	0.16%
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.02
Class V
2017	$ 1.00	$ 0.004		$ (0.004)	$ (0.000)[2]	$ 1.00	0.41%
2016	1.00	0.001		(0.001)	—	1.00	0.06
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.02
Class X
2017	$ 1.00	$ 0.006		$ (0.006)	$ (0.000)[2]	$ 1.00	0.57%
2016[3]	1.00	0.001		(0.001)	—	1.00	0.11
Class Y
2017	$ 1.00	$ 0.003		$ (0.003)	$ (0.000)[2]	$ 1.00	0.26%
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.02
Class Z
2017	$ 1.00	$ 0.005		$ (0.005)	$ (0.000)[2]	$ 1.00	0.53%
2016	1.00	0.001		(0.001)	—	1.00	0.14
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.02

[1]	Total return would have been lower had certain expenses not been waived.

[2]	Rounds to zero.

[3]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

48          FIRST AMERICAN FUNDS     2017 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Government Obligations Fund
Class A
2017	$313,106	0.62%	0.07%	0.79%	(0.10)%
2016	199,472	0.29	0.01	0.80	(0.50)
2015	315,649	0.11	0.01	0.80	(0.68)
2014	258,329	0.09	0.01	0.80	(0.70)
2013	245,783	0.14	0.02	0.80	(0.64)
Class D
2017	$3,195,441	0.54%	0.15%	0.64%	0.05%
2016	4,020,897	0.31	0.01	0.65	(0.33)
2015	4,185,832	0.11	0.01	0.66	(0.54)
2014	2,673,198	0.09	0.01	0.65	(0.55)
2013	2,821,593	0.14	0.02	0.65	(0.49)
Class V
2017	$1,995,445	0.30%	0.41%	0.34%	0.37%
2016	1,202,026	0.25	0.05	0.34	(0.04)
2015	1,517,038	0.11	0.01	0.35	(0.23)
2014	1,655,967	0.09	0.01	0.35	(0.25)
2013	1,616,619	0.14	0.02	0.34	(0.18)
Class X
2017	$3,553,517	0.14%	0.61%	0.24%	0.51%
2016[3]	678,224	0.14	0.28	0.24	0.18
Class Y
2017	$8,694,560	0.44%	0.28%	0.49%	0.23%
2016	7,393,766	0.31	0.01	0.49	(0.17)
2015	5,935,721	0.11	0.01	0.50	(0.38)
2014	5,573,724	0.09	0.01	0.50	(0.40)
2013	6,421,137	0.14	0.02	0.50	(0.34)
Class Z
2017	$16,442,191	0.18%	0.54%	0.24%	0.48%
2016	11,097,264	0.17	0.14	0.24	0.07
2015	8,310,936	0.11	0.01	0.25	(0.13)
2014	6,678,107	0.09	0.01	0.25	(0.15)
2013	6,097,966	0.14	0.02	0.24	(0.08)
[3]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS     2017 ANNUAL REPORT          49

Financial Highlights  For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Realized and Unrealized (Losses) on Investments		Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Institutional Prime Obligations Fund*
Class T
2017	$ 1.0000	$ 0.0049		$ (0.0049)	$ 0.0000	[2]	$ (0.0000)[2]	$ 1.0000	0.51%
2016	1.00	0.001		(0.001)	—		—	1.00	0.05
2015	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
2014	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
2013	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.00
Class V
2017	$ 1.0000	$ 0.0059		$ (0.0059)	$ 0.0000	[2]	$ (0.0000)[2]	$ 1.0000	0.60%
2016	1.00	0.001		(0.001)	—		—	1.00	0.12
2015	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
2014	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
2013	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.00
Class X
2017	$ 1.0000	$ 0.0075		$ (0.0075)	$ 0.0001		$ (0.0000)[2]	$ 1.0001	0.76%
2016[3]	1.00	0.001		(0.001)	—		—	1.00	0.14
Class Y
2017	$ 1.0000	$ 0.0044		$ (0.0044)	$ 0.0000	[2]	$ (0.0000)[2]	$ 1.0000	0.46%
2016	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.03
2015	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
2014	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
2013	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.00
Class Z
2017	$ 1.0000	$ 0.0069		$ (0.0069)	$ 0.0000	[2]	$ (0.0000)[2]	$ 1.0000	0.70%
2016	1.00	0.002		(0.002)	—		—	1.00	0.21
2015	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
2014	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
2013	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.03
*	Prior to October 14, 2016, the fund was named Prime Obligations Fund. Effective October 14, 2016, the fund is required to round its current net asset value per share to a minimum of the fourth decimal place.

[1]	Total return would have been lower had certain expenses not been waived.

[2]	Rounds to zero.

[3]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

50          FIRST AMERICAN FUNDS     2017 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Institutional Prime Obligations Fund*
Class T
2017	$72,643	0.40%	0.38%	0.53%	0.25%
2016	431,632	0.35	0.05	0.44	(0.04)
2015	670,064	0.19	0.02	0.45	(0.24)
2014	618,017	0.17	0.02	0.45	(0.26)
2013	583,529	0.23	0.00	0.45	(0.22)
Class V
2017	$58,575	0.30%	0.51%	0.43%	0.38%
2016	184,678	0.28	0.12	0.34	0.06
2015	251,838	0.19	0.02	0.35	(0.14)
2014	219,605	0.17	0.02	0.35	(0.16)
2013	255,762	0.23	0.00	0.35	(0.12)
Class X
2017	$47	0.14%	0.93%	0.36%	0.71%
2016[3]	10	0.14	0.33	0.25	0.22
Class Y
2017	$333,617	0.45%	0.41%	0.59%	0.27%
2016	1,120,546	0.37	0.03	0.50	(0.10)
2015	3,711,698	0.19	0.02	0.50	(0.29)
2014	3,449,035	0.17	0.02	0.50	(0.31)
2013	3,312,313	0.23	0.00	0.50	(0.27)
Class Z
2017	$309,545	0.20%	0.52%	0.31%	0.41%
2016	3,012,020	0.20	0.21	0.25	0.16
2015	4,104,706	0.18	0.02	0.24	(0.04)
2014	3,895,152	0.17	0.02	0.25	(0.06)
2013	3,951,184	0.20	0.03	0.25	(0.02)

*	Prior to October 14, 2016, the fund was named Prime Obligations Fund.

[3]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS     2017 ANNUAL REPORT          51

Financial Highlights  For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[1]
Retail Prime Obligations Fund
Class A
2017	$ 1.00	$ 0.003		$ (0.003)	$ 1.00	0.26%
2016[3]	1.00	0.000	[2]	(0.000)[2]	1.00	0.00
Class T
2017	$ 1.00	$ 0.006		$ (0.006)	$ 1.00	0.60%
2016[3]	1.00	0.000	[2]	(0.000)[2]	1.00	0.03
Class V
2017	$ 1.00	$ 0.007		$ (0.007)	$ 1.00	0.70%
2016[3]	1.00	0.000	[2]	(0.000)[2]	1.00	0.04
Class X
2017[4]	$ 1.00	$ 0.008		$ (0.008)	$ 1.00	0.85%
Class Y
2017	$ 1.00	$ 0.006		$ (0.006)	$ 1.00	0.55%
2016[3]	1.00	0.000	[2]	(0.000)[2]	1.00	0.02
Class Z
2017	$ 1.00	$ 0.008		$ (0.008)	$ 1.00	0.80%
2016[3]	1.00	0.001		(0.001)	1.00	0.05
[1]	Total return would have been lower had certain expenses not been waived.

[2]	Rounds to zero.

[3]	Commenced operations on July 18, 2016. All ratios for the period have been annualized, except total return.

[4]	Commenced operations on September 8, 2016. All ratios for the period have been annualized, except total return.

52          FIRST AMERICAN FUNDS     2017 ANNUAL REPORT

		Ratio of	Ratio of Net	Ratio of	Ratio of Net Investment
	Net Assets	Expenses to	Investment	Expenses to	Income (Loss) to
	End of	Average	Income to	Average Net Assets	Average Net Assets
	Period (000)	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
Retail Prime Obligations Fund
Class A
2017	$1,142,089	0.74%	0.27%	0.82%	0.19%
2016[3]	831,019	0.60	0.02	0.84	(0.22)
Class T
2017	$162	0.40%	0.68%	0.46%	0.62%
2016[3]	7	0.39	0.23	0.45	0.17
Class V
2017	$27,939	0.30%	0.75%	0.36%	0.69%
2016[3]	10	0.30	0.33	0.42	0.21
Class X
2017[4]	$29,731	0.14%	0.95%	0.26%	0.83%
Class Y
2017	$1,142,900	0.45%	0.56%	0.52%	0.49%
2016[3]	925,567	0.45	0.17	0.54	0.08
Class Z
2017	$278,460	0.20%	0.82%	0.26%	0.76%
2016[3]	48,335	0.20	0.41	0.29	0.32
[3]	Commenced operations on July 18, 2016. All ratios for the period have been annualized, except total return.

[4]	Commenced operations on September 8, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2017 ANNUAL REPORT	53

Financial Highlights For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset			Distributions	Net Asset
	Value	Net		from Net	Value
	Beginning	Investment		Investment	End of	Total
	of Period	Income		Income	Period	Return[1]
Retail Tax Free Obligations Fund*
Class A
2017	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.05%
2016	1.00	—		—	1.00	0.00
2015	1.00	—		—	1.00	0.00
2014	1.00	—		—	1.00	0.00
2013	1.00	—		—	1.00	0.00
Class V
2017	$1.00	$0.005		$(0.005)	$1.00	0.46%
2016	1.00	0.001		(0.001)	1.00	0.05
2015	1.00	—		—	1.00	0.00
2014	1.00	—		—	1.00	0.00
2013	1.00	—		—	1.00	0.00
Class Y
2017	$1.00	$0.003		$(0.003)	$1.00	0.31%
2016	1.00	0.000	[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	1.00	0.00
2014	1.00	—		—	1.00	0.00
2013	1.00	—		—	1.00	0.00
Class Z
2017	$1.00	$0.006		$(0.006)	$1.00	0.56%
2016	1.00	0.001		(0.001)	1.00	0.09
2015	1.00	—		—	1.00	0.00
2014	1.00	—		—	1.00	0.00
2013	1.00	0.000	[2]	(0.000)[2]	1.00	0.00
*	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.

[1]	Total return would have been lower had certain expenses not been waived.

[2]	Rounds to zero.

54	FIRST AMERICAN FUNDS 2017 ANNUAL REPORT

		Ratio of	Ratio of Net	Ratio of	Ratio of Net Investment
	Net Assets	Expenses to	Investment	Expenses to	Income (Loss) to
	End of	Average	Income to	Average Net Assets	Average Net Assets
	Period (000)	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
Retail Tax Free Obligations Fund*
Class A
2017	$32,171	0.71%	0.04%	0.92%	(0.17%)
2016	42,974	0.20	0.00	0.86	(0.66)
2015	49,660	0.06	0.00	0.85	(0.79)
2014	102,926	0.08	0.00	0.84	(0.76)
2013	58,571	0.15	0.00	0.85	(0.70)
Class V
2017	$1,872	0.30%	0.45%	0.47%	0.28%
2016	1,702	0.14	0.03	0.41	(0.24)
2015	9,204	0.06	0.00	0.40	(0.34)
2014	5,590	0.08	0.00	0.39	(0.31)
2013	5,986	0.14	0.00	0.39	(0.25)
Class Y
2017	$260,044	0.45%	0.31%	0.62%	0.14%
2016	289,274	0.19	0.00	0.56	(0.37)
2015	460,299	0.06	0.00	0.55	(0.49)
2014	403,760	0.08	0.00	0.54	(0.46)
2013	405,287	0.14	0.00	0.55	(0.41)
Class Z
2017	$32,401	0.20%	0.55%	0.37%	0.38%
2016	62,763	0.12	0.09	0.32	(0.11)
2015	148,163	0.06	0.00	0.30	(0.24)
2014	133,374	0.08	0.00	0.29	(0.21)
2013	90,194	0.14	0.00	0.30	(0.16)
*	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2017 ANNUAL REPORT	55

Financial Highlights  For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset			Distributions	Distributions	Net Asset
	Value	Net		from Net	from Net	Value
	Beginning	Investment		Investment	Realized Gains	End of	Total
	of Period	Income		Income	on Investments	Period	Return[1]
Treasury Obligations Fund
Class A
2017	$1.00	$0.001		$(0.001)	$(0.000)[2]	$1.00	0.08%
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00
2013	1.00	—		—	—	1.00	0.00
Class D
2017	$1.00	$0.001		$(0.001)	$(0.000)[2]	$1.00	0.15%
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00
2013	1.00	—		—	—	1.00	0.00
Class G
2017	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.02%
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00
2013	1.00	—		—	—	1.00	0.00
Class V
2017	$1.00	$0.004		$(0.004)	$(0.000)[2]	$1.00	0.39%
2016	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.05
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00
2013	1.00	—		—	—	1.00	0.00
Class X
2017	$1.00	$0.005		$(0.005)	$(0.000)[2]	$1.00	0.55%
2016[3]	1.00	0.001		(0.001)	—	1.00	0.10
Class Y
2017	$1.00	$0.003		$(0.003)	$(0.000)[2]	$1.00	0.25%
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00
2013	1.00	—		—	—	1.00	0.00
Class Z
2017	$1.00	$0.005		$(0.005)	$(0.000)[2]	$1.00	0.51%
2016	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.13
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
[1]	Total return would have been lower had certain expenses not been waived.

[2]	Rounds to zero.

[3]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

56	FIRST AMERICAN FUNDS 2017 ANNUAL REPORT

		Ratio of	Ratio of Net	Ratio of	Ratio of Net Investment
	Net Assets	Expenses to	Investment	Expenses to	Income (Loss) to
	End of	Average	Income to	Average Net Assets	Average Net Assets
	Period (000)	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
Treasury Obligations Fund
Class A
2017	$239,773	0.60%	0.07%	0.80%	(0.13)%
2016	274,237	0.30	0.00	0.80	(0.50)
2015	315,631	0.09	0.00	0.80	(0.71)
2014	355,633	0.08	0.00	0.80	(0.72)
2013	401,727	0.13	0.00	0.79	(0.66)
Class D
2017	$1,521,672	0.53%	0.14%	0.64%	0.03%
2016	1,970,955	0.30	0.00	0.64	(0.34)
2015	1,947,705	0.09	0.00	0.65	(0.56)
2014	1,557,573	0.08	0.00	0.65	(0.57)
2013	1,895,037	0.13	0.00	0.64	(0.51)
Class G
2017	$105,216	0.66%	0.02%	0.99%	(0.31)%
2016	109,329	0.29	0.00	0.99	(0.70)
2015	122,113	0.09	0.00	1.00	(0.91)
2014	130,962	0.08	0.00	1.00	(0.92)
2013	145,412	0.13	0.00	0.99	(0.86)
Class V
2017	$491,220	0.30%	0.38%	0.34%	0.34%
2016	556,817	0.24	0.04	0.35	(0.07)
2015	1,126,241	0.09	0.00	0.35	(0.26)
2014	585,522	0.08	0.00	0.35	(0.27)
2013	610,495	0.13	0.00	0.35	(0.22)
Class X
2017	$107,165	0.14%	0.55%	0.24%	0.45%
2016[3]	67,258	0.14	0.26	0.25	0.15
Class Y
2017	$2,577,051	0.44%	0.25%	0.50%	0.19%
2016	2,559,849	0.29	0.00	0.49	(0.20)
2015	2,335,205	0.09	0.00	0.50	(0.41)
2014	2,444,902	0.08	0.00	0.50	(0.42)
2013	2,736,848	0.14	0.00	0.50	(0.36)
Class Z
2017	$4,655,060	0.18%	0.51%	0.24%	0.45%
2016	4,152,252	0.17	0.14	0.24	0.07
2015	2,655,440	0.09	0.00	0.25	(0.16)
2014	2,339,006	0.08	0.00	0.25	(0.17)
2013	2,586,359	0.14	0.00	0.25	(0.11)
[3]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2017 ANNUAL REPORT	57

Financial Highlights For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset			Distributions	Distributions	Net Asset
	Value	Net		from Net	from Net	Value
	Beginning	Investment		Investment	Realized Gains	End of	Total
	of Period	Income		Income	on Investments	Period	Return[1]
U.S. Treasury Money Market Fund
Class A
2017	$1.00	$0.001		$(0.001)	$(0.000)[2]	$1.00	0.06%
2016	1.00	—		—	—	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
Class D
2017	$1.00	$0.001		$(0.001)	$(0.000)[2]	$1.00	0.12%
2016	1.00	—		—	—	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
Class V
2017	$1.00	$0.003		$(0.003)	$(0.000)[2]	$1.00	0.34%
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	—		—	—	1.00	0.00
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
Class Y
2017	$1.00	$0.002		$(0.002)	$(0.000)[2]	$1.00	0.21%
2016	1.00	—		—	—	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
Class Z
2017	$1.00	$0.004		$(0.004)	$(0.000)[2]	$1.00	0.44%
2016	1.00	0.001		(0.001)	—	1.00	0.07
2015	1.00	—		—	—	1.00	0.00
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
[1]	Total return would have been lower had certain expenses not been waived.

[2]	Rounds to zero.

58	FIRST AMERICAN FUNDS 2017 ANNUAL REPORT

		Ratio of	Ratio of Net	Ratio of	Ratio of Net Investment
	Net Assets	Expenses to	Investment	Expenses to	Income (Loss) to
	End of	Average	Income to	Average Net Assets	Average Net Assets
	Period (000)	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
U.S. Treasury Money Market Fund
Class A
2017	$33,310	0.56%	0.04%	0.83%	(0.23)%
2016	90,779	0.26	0.00	0.84	(0.58)
2015	38,346	0.05	0.00	0.84	(0.79)
2014	46,589	0.05	0.00	0.84	(0.79)
2013	31,118	0.07	0.00	0.84	(0.77)
Class D
2017	$73,968	0.51%	0.10%	0.68%	(0.07)%
2016	94,275	0.23	0.00	0.69	(0.46)
2015	137,129	0.05	0.00	0.69	(0.64)
2014	236,624	0.05	0.00	0.69	(0.64)
2013	181,120	0.08	0.00	0.70	(0.62)
Class V
2017	$43,810	0.30%	0.36%	0.38%	0.28%
2016	32,435	0.21	0.01	0.39	(0.17)
2015	82,900	0.05	0.00	0.39	(0.34)
2014	89,260	0.05	0.00	0.38	(0.33)
2013	36,993	0.07	0.00	0.39	(0.32)
Class Y
2017	$696,466	0.43%	0.21%	0.53%	0.11%
2016	612,984	0.24	0.00	0.54	(0.30)
2015	614,128	0.05	0.00	0.54	(0.49)
2014	337,908	0.05	0.00	0.54	(0.49)
2013	290,125	0.08	0.00	0.55	(0.47)
Class Z
2017	$392,662	0.20%	0.42%	0.28%	0.34%
2016	409,806	0.17	0.07	0.28	(0.04)
2015	309,280	0.05	0.00	0.29	(0.24)
2014	264,529	0.05	0.00	0.29	(0.24)
2013	163,235	0.07	0.00	0.29	(0.22)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2017 ANNUAL REPORT	59

Notes to Financial Statements August 31, 2017, all dollars and shares are rounded to thousands (000 omitted)

1 > Organization

Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future. U.S. Bancorp Asset Management, Inc. (“USBAM”) is the investment advisor to each of the funds (the “advisor”), and is a subsidiary of U.S. Bank National Association (“U.S. Bank”). U.S. Bank is a separate entity and wholly owned subsidiary of U.S. Bancorp.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund qualify as “government money market funds” under Rule 2a-7 of the Investment Company Act and seek to maintain a stable net asset value (“NAV”) per share of one dollar. They are generally not subject to the default liquidity fees and redemption gates that may apply to other money market funds and the board of directors has determined not to impose such fees and gates on these funds. Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund offer Class A, Class D, Class V (formerly Institutional Investor), Class Y, and Class Z shares. Additionally, Government Obligations Fund and Treasury Obligations Fund offer Class X shares and Treasury Obligations Fund offers Class G (formerly Reserve) shares.

Retail Prime Obligations Fund and Retail Tax Free Obligations Fund (formerly Tax Free Obligations Fund) are open to retail investors (“natural persons”) and seek to maintain a stable NAV per share of one dollar. They are subject to the possibility of liquidity fees and redemption gates, as required by Rule 2a-7 of the Investment Company Act. Retail Prime Obligations Fund and Retail Tax Free Obligations Fund offer Class A, Class V (formerly Institutional Investor), Class Y, and Class Z shares. Retail Prime Obligations Fund also offers Class X (effective September 8, 2016) and Class T shares. Class D shares of Retail Tax Free Obligations Fund closed on October 14, 2016.

Effective October 14, 2016, Prime Obligations Fund was renamed Institutional Prime Obligations Fund. Institutional Prime Obligations Fund is subject to the possibility of liquidity fees and redemption gates and transacts at a floating NAV that is calculated out to four decimal places, as required by Rule 2a-7 of the Investment Company Act. The fund offers Class T (formerly Class I), Class V (formerly Institutional Investor), Class X, Class Y, and Class Z shares. Class A and Class D shares closed on December 8, 2016.

Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.

60	FIRST AMERICAN FUNDS 2017 ANNUAL REPORT

2 > Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS

Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund

Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair values of the securities held in the funds are determined using prices supplied by the funds’ independent pricing services, which are compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the fiscal year ended August 31, 2017, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.

Institutional Prime Obligations Fund

The fund prices and transacts its shares at a floating NAV, rounded to the fourth decimal place. The NAV per share of each share class of the fund is calculated at 8:00 a.m., 11:00 a.m. and 2:00 p.m. Central Time on each business day that the fund is open. The fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the advisor believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board of directors. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the advisor believes that it approximates market value. Shares of other money market funds are valued at their most current NAV.

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

FIRST AMERICAN FUNDS 2017 ANNUAL REPORT	61

Notes to Financial Statements August 31, 2017, all dollars and shares are rounded to thousands ( 000 omitted )

The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of August 31, 2017, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
U.S. Government Agency Debt	$—	$14,624,412	$—	$14,624,412
U.S. Treasury Repurchase Agreements	—	12,777,619	—	12,777,619
U.S. Government Agency Repurchase Agreements	—	4,200,000	—	4,200,000
U.S. Treasury Debt	—	2,093,561	—	2,093,561
Investment Companies	512,006	—	—	512,006
Total Investments	$512,006	$33,695,592	$—	$34,207,598
Institutional Prime Obligations Fund
Financial Company Commercial Paper	$—	$221,542	$—	$221,542
Certificates of Deposit	—	186,634	—	186,634
Other Repurchase Agreements	—	136,000	—	136,000
Non-Negotiable Time Deposits	—	95,936	—	95,936
Asset Backed Commercial Paper	—	89,868	—	89,868
Variable Rate Demand Notes	—	19,205	—	19,205
Non-Financial Company Commercial Paper	—	14,977	—	14,977
Other Instruments	—	11,351	—	11,351
Total Investments	$—	$775,513	$—	$775,513
Retail Prime Obligations Fund
Certificates of Deposit	$—	$850,529	$—	$850,529
Financial Company Commercial Paper	—	695,018	—	695,018
Other Repurchase Agreements	—	407,000	—	407,000
Asset Backed Commercial Paper	—	365,369	—	365,369
Non-Negotiable Time Deposits	—	202,150	—	202,150
Other Instruments	—	45,501	—	45,501
Non-Financial Company Commercial Paper	—	36,931	—	36,931
Variable Rate Demand Notes	—	20,350	—	20,350
Total Investments	$—	$2,622,848	$—	$2,622,848
Retail Tax Free Obligations Fund
Municipal Debt	$—	$301,585	$—	$301,585
Other Municipal Securities	—	12,761	—	12,761
Non-Financial Company Commercial Paper	—	12,000	—	12,000
Total Investments	$—	$326,346	$—	$326,346
Treasury Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$5,747,381	$—	$5,747,381
U.S. Treasury Debt	—	3,951,644	—	3,951,644
Total Investments	$—	$9,699,025	$—	$9,699,025
U.S. Treasury Money Market Fund
U.S. Treasury Debt	$—	$1,240,033	$—	$1,240,033
Total Investments	$—	$1,240,033	$—	$1,240,033

Refer to each fund’s Schedule of Investments for further security classification.

62	FIRST AMERICAN FUNDS 2017 ANNUAL REPORT

During the fiscal year ended August 31, 2017, there were no transfers between fair value levels, and the funds’ portfolios did not hold any securities deemed to be Level 3.

ILLIQUIDORRE STRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors.

As of and during the fiscal year ended August 31, 2017, the funds did not hold any restricted securities. As of August 31, 2017, Institutional Prime Obligations Fund and Retail Prime Obligations Fund had investments in illiquid securities with a total value of $30,000 or 3.9% of total net assets and $90,000 or 3.4% of total net assets, respectively.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of August 31, 2017, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise. On the Statements of Assets and Liabilities the following amounts were reclassified:

Fund	Distributions in Excess of Net Investment Income	Accumulated Net Realized Gain/Loss	Portfolio Capital
Institutional Prime Obligations Fund	$3	$(17)	$14
U.S. Treasury Money Market Fund	(2)	2	—

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund.

FIRST AMERICAN FUNDS 2017 ANNUAL REPORT	63

Notes to Financial Statements August 31, 2017, all dollars and shares are rounded to thousands (000 omitted)

The distributions paid during the fiscal years ended August 31, 2017 and August 31, 2016 (adjusted by dividends payable as of August 31, 2017 and August 31, 2016, respectively) were as follows:

	August 31, 2017
	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total
Government Obligations Fund	$111,776	$—	$—	$111,776
Institutional Prime Obligations Fund	4,970	—	—	4,970
Retail Prime Obligations Fund	10,102	—	—	10,102
Retail Tax Free Obligations Fund	—	1,124	—	1,124
Treasury Obligations Fund	30,295	—	—	30,295
U.S. Treasury Money Market Fund	2,444	—	31	2,475
	August 31, 2016
	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total
Government Obligations Fund	$11,166	$—	$—	$11,166
Institutional Prime Obligations Fund	10,147	—	—	10,147
Retail Prime Obligations Fund	55	—	—	55
Retail Tax Free Obligations Fund	—	109	—	109
Treasury Obligations Fund	3,660	—	20	3,680
U.S. Treasury Money Market Fund	172	—	—	172

Each fund designates as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits related to net capital gain to zero for the tax year ended August 31, 2017.

As of August 31, 2017, the components of accumulated earnings on a tax-basis were as follows:

			Accumulated		Total
	Undistributed	Undistributed	Capital and		Accumulated
	Ordinary	Tax Exempt	Post-October	Unrealized	Earnings
Fund	Income	Income	Losses	Appreciation	(Deficit)
Government Obligations Fund	$21,980	$—	$—	$—	$21,980
Institutional Prime Obligations Fund	644	—	—	42	686
Retail Prime Obligations Fund	1,774	—	—	—	1,774
Retail Tax Free Obligations Fund	6	95	—	—	101
Treasury Obligations Fund	5,842	—	—	—	5,842
U.S. Treasury Money Market Fund	632	—	(1)	—	631

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2017.

Under current law, the funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized under current law will carry forward retaining their classification as either long-term or short-term losses. As of August 31, 2017, the following fund had capital loss carryforwards as follows:

Fund	Indefinite Short-Term
U.S. Treasury Money Market Fund	$ (1)

During the fiscal year ended August 31, 2017, Government Obligations Fund utilized $179 of capital loss carryforwards.

64	FIRST AMERICAN FUNDS 2017 ANNUAL REPORT

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreements with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), each fund may enter into repurchase agreements (and other short-term investments) on a joint basis with other funds advised by the advisor.

The table below shows the offsetting assets and liabilities relating to the repurchase agreements shown on the Statements of Assets and Liabilities:

				Gross Amounts Not Offset
				in the Statements of
				Assets and Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statements	the Statements		Collateral
	of Recognized	of Assets	of Assets	Financial	Pledged	Net
Assets:	Assets	and Liabilities	and Liabilities	Instruments	(Received)	Amount[1]
Repurchase Agreements
Government
Obligations Fund	$16,977,619	$—	$16,977,619	$—	$(16,977,619)	$—
Institutional Prime
Obligations Fund	136,000	—	136,000	—	(136,000)	—
Retail Prime
Obligations Fund	407,000	—	407,000	—	(407,000)	—
Treasury Obligations Fund	5,747,381	—	5,747,381	—	(5,747,381)	—
[1]	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

FIRST AMERICAN FUNDS 2017 ANNUAL REPORT	65

Notes to Financial Statements August 31, 2017, all dollars and shares are rounded to thousands (000 omitted)

The table below shows the remaining contractual maturity of the repurchase agreements:

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31 to 90 Days	Total
Government Obligations Fund
Repurchase Agreements
U.S. Government Agency	$3,700,000	$500,000	$—	$4,200,000
U.S. Treasury	7,077,619	5,700,000	—	12,777,619
Total Borrowings	$10,777,619	$6,200,000	$—	$16,977,619
Institutional Prime Obligations Fund
Repurchase Agreements
Other	$91,000	$15,000	$30,000	$136,000
Total Borrowings	$91,000	$15,000	$30,000	$136,000
Retail Prime Obligations Fund
Repurchase Agreements
Other	$267,000	$50,000	$90,000	$407,000
Total Borrowings	$267,000	$50,000	$90,000	$407,000
Treasury Obligations Fund
Repurchase Agreements
U.S. Treasury	$3,247,381	$2,500,000	$—	$5,747,381
Total Borrowings	$3,247,381	$2,500,000	$—	$5,747,381

SECURITIES LENDING – In order to generate additional income, each of the funds, other than U.S. Treasury Money Market Fund, may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. Only Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, and Treasury Obligations Fund may do so as a principal investment strategy.

Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar- denominated securities that would be eligible for investment by a money market fund under Rule 2a-7 of the Investment Company Act. As of August 31, 2017, the funds had no securities on loan. In addition, the funds did not participate in securities lending during the fiscal year ended August 31, 2017.

U.S. Bank, the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with, conditions contained in an exemptive order issued by the SEC. As the securities lending agent, U.S. Bank receives fees of up to 20% of each fund’s net income from securities lending transactions and pays half of such fees to USBAM for certain securities lending services provided by USBAM. For the fiscal year ended August 31, 2017, no fees were paid to U.S. Bank for serving as the securities lending agent.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds. Class-specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class.

66	FIRST AMERICAN FUNDS 2017 ANNUAL REPORT

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal year ended August 31, 2017.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO YEAR END – Management has evaluated fund related events and transactions that occurred subsequent to August 31, 2017, through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds’ financial statements.

ACCOUNTING PRONOUNCEMENTS – In October 2016, the SEC adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. These final rules relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management does not believe these final rules have a material impact on the financial statements and accompanying notes.

3 > Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

Effective October 30, 2008, for Treasury Obligations Fund and December 22, 2008, for each other fund, the advisor voluntarily agreed to waive or reimburse certain fees and expenses and the board of directors approved the suspension or reduction of 12b-1 fee payments, as needed, in order to maintain a zero or positive yield for each share class of each fund.

Effective February 1, 2011, for Class Z shares of Government Obligations Fund, the advisor contractually agreed to waive fees and reimburse other fund expenses so that total annual fund operating expenses, after waivers, did not exceed 0.20%. Effective June 1, 2011, for Class Z shares of Institutional Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, the advisor contractually agreed to waive fees and reimburse other fund expenses so that total annual fund operating expenses, after waivers, did not exceed 0.20%.

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Notes to Financial Statements  August 31, 2017, all dollars and shares are rounded to thousands (000 omitted)

The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2017, so the annual fund operating expenses, after waivers, do not exceed the following amounts:

	Share Class
Fund	A		D	G	T	V	X	Y	Z
Government Obligations Fund	0.75%		0.60%	N/A	N/A	0.30%	0.14%	0.45%	0.18%
Institutional Prime Obligations Fund	N/A	[1]	N/A [1]	N/A	0.40%	0.30%	0.14%	0.45%	0.20%
Retail Prime Obligations Fund	0.75%		N/A	N/A	0.40%	0.30%	0.14%	0.45%	0.20%
Retail Tax Free Obligations Fund	0.75%		N/A [2]	N/A	N/A	0.30%	N/A	0.45%	0.20%
Treasury Obligations Fund	0.75%		0.60%	0.94%	N/A	0.30%	0.14%	0.45%	0.20%
U.S. Treasury Money Market Fund	0.75%		0.60%	N/A	N/A	0.30%	N/A	0.45%	0.20%
[1]	Effective December 8, 2016, Class A and Class D shares were closed.
[2]	Effective October 14, 2016, Class D shares were closed.

These contractual waivers and reimbursements will remain in effect through October 31, 2017 and may not be terminated prior to such time without the approval of the funds’ board of directors. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor. In order to maintain a minimum yield, or to prevent total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM waived or reimbursed investment advisory fees of $158 for Retail Tax Free Obligations Fund during the fiscal year ended August 31, 2017.

ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and USBAM. USBAM is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.1 7% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.1 5% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed administration fees of $15,414, $1,186, $1,502, $460, $4,407, and $703 for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2017.

68           FIRST AMERICAN FUNDS     2017 ANNUAL REPORT

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBFS and the funds. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee pershare class, based upon the number of accounts within each fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement between U.S. Bank and the funds. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred by a particular fund, which increases that fund’s custodian expenses.

For the fiscal year ended August 31, 2017, custodian fees were neither increased as a result of overdrafts nor decreased as a result of interest earned.

DISTRIBUTION AND SHAREHOLDER SERVICING ( 12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement between Quasar and the funds. Under the distribution agreement and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 0.15%, and 0.50% of each fund’s average daily net assets attributable to Class A, Class D, and Class G shares, respectively. No distribution or shareholder servicing fees are paid to Quasar by any other share class of the funds. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities. In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, 12b-1 distribution and shareholder servicing fees were reimbursed or suspended in the amounts of $2,294, $230, $266, $42, $1,669, and $145 for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Fund, respectively, during the fiscal year ended August 31, 2017.

Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates of USBAM for the fiscal year ended August 31, 2017:

Fund	Amount
Government Obligations Fund	$3,840
Retail Prime Obligations Fund	2,479
Retail Tax Free Obligations Fund	45
Treasury Obligations Fund	1,880
U.S. Treasury Money Market Fund	103

SHAREHOLDER SERVICING (NON-12B-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class G, Class T, Class V, and Class Y shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual

FIRST AMERICAN FUNDS     2017 ANNUAL REPORT          69

Notes to Financial Statements  August 31, 2017, all dollars and shares are rounded to thousands (000 omitted)

rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class G, and Class Y shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class T shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Class V shares. In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding fund classes expense limitations, USBAM voluntarily waived or reimbursed shareholder servicing fees of $2,046, $194, $1, $1,240 and $408 for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2017.

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the fiscal year ended August 31, 2017 after waivers:

Fund	Amount
Government Obligations Fund	$28,930
Institutional Prime Obligations Fund	1,338
Retail Prime Obligations Fund	5,549
Retail Tax Free Obligations Fund	812
Treasury Obligations Fund	10,432
U.S. Treasury Money Market Fund	1,575

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholders reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses.

4 > Fund Shares for Institutional Prime Obligations Fund

Transactions in fund shares for each class of Institutional Prime Obligations Fund were as follows:

		Reinvestments		Net increase
	Sales	of distributions	Redemptions	(decrease)
Year Ended August 31, 2017
Class A1	100,676	13	(736,379)	(635,690)
Class D1	102,056	—	(412,880)	(310,824)
Class T	409,096	4	(768,093)	(358,993)
Class V	547,048	—	(673,151)	(126,103)
Class X	37	—	—	37
Class Y	1,547,870	14	(2,334,832)	(786,948)
Class Z	2,289,759	123	(4,992,375)	(2,702,493)
Year Ended August 31, 2016
Class A1	2,099,873	202	(2,953,162)	(853,087)
Class D1	1,274,847	—	(1,816,841)	(541,994)
Class T	3,377,448	7	(3,615,959)	(238,504)
Class V	5,894,885	—	(5,961,861)	(66,976)
Class X	10	—	—	10
Class Y	27,976,657	120	(30,567,914)	(2,591,137)
Class Z	38,342,284	467	(39,435,525)	(1,092,774)
1	Effective December 8, 2016, Class A and Class D shares were closed.

70           FIRST AMERICAN FUNDS     2017 ANNUAL REPORT

5 > Portfolio Characteristics of the Retail Tax Free Obligations Fund

The Retail Tax Free Obligations Fund invests in municipal securities. At August 31, 2017, the percentage of portfolio investments by each category was as follows:

Retail Tax Free
Obligations Fund
Weekly Variable Rate Demand Notes	77.2%
Daily Variable Rate Notes & Bonds	15.2
Other Municipal Notes & Bonds	3.9
Commercial Paper & Put Bonds	3.7
100.0%

The Retail Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At August 31, 2017, the percentage of total portfolio investments by each revenue source was as follows:

Retail Tax Free
Obligations Fund
Revenue Bonds	94.3%
General Obligations	5.7
100.0%

6 > Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the funds. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

FIRST AMERICAN FUNDS     2017 ANNUAL REPORT           71

Notice to Shareholders August 31, 2017 (unaudited)

TAX INFORMATION

The information set forth below is for each fund’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2018 on Form 1099. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2017, each fund has designated long-term capital gains, ordinary income and tax exempt income with regard to distributions paid during the period as follows:

	Long Term	Ordinary
	Capital Gains	Income	Tax	Total
	Distributions	Distributions	Exempt	Distributions
Fund	(Tax Basis)	(Tax Basis)	Interest	(Tax Basis)[1]
Government Obligations Fund	—%	100.0%	—%	100.0%
Institutional Prime Obligations Fund	—	100.0	—	100.0
Retail Prime Obligations Fund	—	100.0	—	100.0
Retail Tax Free Obligations Fund	—	—	100.0	100.0
Treasury Obligations Fund	—	100.0	—	100.0
U.S. Treasury Money Market Fund	1.23	98.77	—	100.0
[1]	None of the dividends paid by the funds are eligible for the dividends received deduction or are characterized as qualified dividend income.

The percentage of ordinary income distributions that are designated as interestrelated dividends under Internal Revenue Code Section 871(k)(1)(C) for each fund was as follows:

Government Obligations Fund	100.0%
Institutional Prime Obligations Fund	100.0
Retail Prime Obligations Fund	100.0
Retail Tax Free Obligations Fund	—
Treasury Obligations Fund	100.0
U.S. Treasury Money Market Fund	100.0

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each fund was as follows:

Government Obligations Fund	—%
Institutional Prime Obligations Fund	0.21
Retail Prime Obligations Fund	—
Retail Tax Free Obligations Fund	—
Treasury Obligations Fund	0.21
U.S. Treasury Money Market Fund	0.20

72           FIRST AMERICAN FUNDS     2017 ANNUAL REPORT

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.FirstAmericanFunds.com and on the SEC’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.3863.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The funds’ Forms N-Q are available without charge upon request (1) by calling 800.677.3863 and (2) on the SEC’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

WEEKLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.FirstAmericanFunds.com on a weekly basis.

APPROVAL OF THE FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Board, which is comprised entirely of independent directors, oversees the management of each Fund and, as required by law, determines annually whether to renew the Funds‘ investment advisory agreement with USBAM.

At a meeting on June 13, 2017, the Board considered information relating to the Funds‘ investment advisory agreement with USBAM (as used in this section, the “Agreement”). In advance of the meeting, the Board received materials relating to the Agreement and had the opportunity to ask questions and request further information in connection with its consideration. The Board approved the Agreement through June 30, 2018.

Although the Agreement relates to all of the Funds, the Board separately considered and approved the Agreement with respect to each Fund. In considering the Agreement, the Board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality and extent of USBAM‘s services to each Fund, (2) the investment performance of each Fund, (3) the comparative expense information, including an analysis of USBAM‘s cost of providing services and the profitability of USBAM related to the Funds, (4) whether economies of scale may be realized as the Funds grow and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (5) other benefits that accrue to USBAM through its relationship with the Funds. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board‘s decision to approve the Agreement with respect to any Fund.

FIRST AMERICAN FUNDS 2017 ANNUAL REPORT	73

Notice to Shareholders  August 31, 2017 (unaudited)

Before approving the Agreement, the independent directors met in executive session with their independent counsel on numerous occasions to consider the materials provided by USBAM and the terms of the Agreement. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of each Fund. In reaching its conclusion, the Board considered the following:

Nature, Quality and Extent of Investment Advisory Services

The Board examined the nature, quality and extent of the services provided by USBAM to each Fund. The Board reviewed USBAM‘s key personnel who provide investment management services to each Fund as well as the fact that, under the Agreement, USBAM has the authority and responsibility to make and execute investment decisions for each Fund within the framework of that Fund‘s investment policies and restrictions, subject to review by the Board. The Board further considered that USBAM‘s duties with respect to each Fund include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the Funds‘ investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the Funds, including the Funds‘ distributor, sub-administrator, transfer agent and custodian. Finally, the Board considered USBAM‘s representation that the services provided by USBAM under the Agreement are the type of services customarily provided by investment advisers in the fund industry. The Board also considered compliance reports about USBAM from the Funds‘ Chief Compliance Officer.

Based on the foregoing, the Board concluded that each Fund is likely to benefit from the nature, quality and extent of the services provided by USBAM under the Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”) for the one-, three- and five-year periods ended February 28, 2017.

GOVERNMENT OBLIGATIONS FUND. The Board considered that due to the low interest rate environment prevailing during the period, the range of returns among all funds within the performance universe was generally very narrow. The Board noted that the Fund outperformed its performance universe median for the one- and three-year periods and was equal to its performance universe median for the five-year period on a gross-of-expenses basis. The Board also considered that the Fund‘s performance was equal to its performance universe median for the one-, three- and five-year periods on a net-of-expenses basis. In light of the Fund‘s competitive performance, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

RETAIL PRIME OBLIGATIONS FUND. The Board considered that the Fund commenced operations on July 18, 2016. The Board noted that, because of the brief period since the commencement of operations, a different independent data service was used for comparative performance information. The Board considered that the Fund‘s performance was equal to its peer universe median on a gross-of-expenses basis over the period from August 1, 2016 to March 31, 2017 on an annualized basis. The Board considered that the Fund outperformed its peer universe median on a net-of-expenses basis over the same period. In light of the brief period of time since the Fund‘s commencement of operations and the competitive performance thus far, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

74	FIRST AMERICAN FUNDS 2017 ANNUAL REPORT

INSTITUTIONAL PRIME OBLIGATIONS FUND. The Board considered that due to the low interest rate environment prevailing during the period, the range of returns among all funds within the performance universe was generally very narrow. The Board noted that the Fund underperformed its performance universe median over the one-, three- and five-year periods on a net-of-expenses basis and gross-of-expenses basis. The Board considered USBAM‘s belief that the underperformance of the Fund is attributable to a strong liquidity position leading up to and through the implementation of money market fund reforms in October 2016 and the anticipation of Fund outflows and a changing investor base. In light of these considerations, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

TREASURY OBLIGATIONS FUND. The Board considered that due to the low interest rate environment prevailing during the period, the range of returns among all funds within the performance universe was generally very narrow. The Board considered that the Fund outperformed its performance universe median by twenty-one, nine and six basis points over the one-, three- and five-year periods, respectively, on a gross-of-expenses basis. The Board also considered that the Fund underperformed its performance universe median by one basis point over the one-, three- and five-year periods on a net-of-expenses basis. In light of the Fund‘s competitive performance, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

RETAIL TAX FREE OBLIGATIONS FUND. The Board considered that the Fund outperformed its performance universe median by sixteen, three and one basis points over the one-, three- and five-year periods, respectively, on a gross-of-expenses basis. The Board considered that the Fund underperformed its performance universe median over the one-, three- and five-year periods on a net-of-expenses basis. In light of the Fund‘s competitive performance on a gross-of-expenses basis, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

U.S. TREASURY MONEY MARKET FUND. The Board considered that due to the low interest rate environment prevailing during the period, the range of returns among all funds within the performance universe was generally very narrow. The Board considered that the Fund outperformed its performance universe for the one-, three- and five-year periods on a gross-of-expenses basis. The Board considered that, on a net-of-expenses basis, the Fund‘s performance underperformed its performance universe median for the one-, three and five-year periods by only one basis point. In light of the Fund‘s competitive performance as compared to its performance universe, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

Costs of Services and Profits Realized by USBAM

The Board reviewed USBAM‘s costs in serving as the Funds‘ investment manager, including the costs associated with the personnel and systems necessary to manage the Funds. The Board considered the profitability of USBAM and its affiliates resulting from their relationship with each Fund. The Board compared fee and expense information for each Fund to fee and expense information for comparable funds managed by other advisers. The Board reviewed advisory fees for private accounts managed by USBAM.

Using information provided by an independent data service, the Board also evaluated each Fund‘s advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and the Board evaluated each Fund‘s

FIRST AMERICAN FUNDS 2017 ANNUAL REPORT	75

Notice to Shareholders  August 31, 2017 (unaudited)

total expense ratio after waivers compared to the median total expense ratio after waivers of comparable funds. In connection with its review of Fund fees and expenses, the Board considered USBAM‘s pricing philosophy, whereby USBAM attempts generally to maintain each Fund‘s total operating expenses at a level that approximates the median of a peer group of funds selected by an independent data service. The Board noted that USBAM has agreed to voluntarily waive fees and reimburse expenses as needed to prevent each Fund‘s yield on any share class from falling below 0.00%.

The Board noted that the information provided by an independent data service reflected that the advisory fee after waivers for Government Obligations Fund is equal to its expense group median. It noted that the advisory fee after waivers for Institutional Prime Obligations Fund is lower than its expense group median. It noted that for each of the other Funds, the advisory fee after waivers is higher than its respective expense group median. The Board took into account that the contractual advisory fee of each Fund (except for Retail Prime Obligations Fund) is lower than its expense group median, and that Retail Prime Obligations Fund‘s contractual advisory fee is greater than its expense group median. The Board also noted that the net total expense ratio of Government Obligations Fund is lower than its peer group median, the net total expense ratio of Institutional Prime Obligations Fund and Retail Tax Free Obligations Fund is equal to its peer group median, and the net total expense ratio of Retail Prime Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund is higher than its peer group median. Based on the foregoing, the Board concluded that it would be in the best interest of each Fund and its shareholders to renew the Agreement.

Economies of Scale in Providing Investment Advisory Services

The Board considered the extent to which each Fund‘s investment advisory fee reflects economies of scale for the benefit of Fund shareholders. Based on information provided by USBAM, the Board noted that profitability will likely increase as assets grow over time. The Board considered that, although the Funds do not have advisory fee breakpoints in place, USBAM has committed to waive advisory fees to the extent necessary to prevent each Fund‘s yield on any share class from falling below 0.00% and to keep each Fund‘s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The Board considered information presented by USBAM to support its assertion that the median total expense ratio of a Fund‘s peer group likely reflects the effect of any breakpoints in the advisory fee schedules of the funds in that group and any economies of scale which those funds realize. In light of USBAM‘s commitment to keep total Fund expenses competitive, the Board concluded that it would be in the best interest of each Fund and its shareholders to renew the Agreement.

Other Benefits to USBAM

In evaluating the benefits that accrue to USBAM through its relationship with the Funds, the Board noted that USBAM and certain of its affiliates serve the Funds in various capacities, including as investment adviser, distributor, administrator, transfer agent, custodian and, for certain of the Funds, securities lending agent, and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service provided to the Funds by USBAM or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

After full consideration of these factors, the Board concluded that approval of each Agreement was in the best interest of the respective Fund and its shareholders.

76	FIRST AMERICAN FUNDS 2017 ANNUAL REPORT

Directors and Officers of the Funds

Independent Directors

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director†

David K. Baumgardner P.O. Box 1329 Minneapolis, MN 55440-1329 (1956)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016	CFO, Smyth Companies, LLC (commercial package printing) (1990 to present). Formerly, Certified Public Accountant at a large regional CPA firm (1978-1986).	First American Funds Complex; 1 registered investment companies, including 6 portfolios	None

Mark E. Gaumond P.O. Box 1329 Minneapolis, MN 55440-1329 (1950)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016	Retired. Formerly, Senior Vice Chair (Americas), Ernst & Young LLP (2006-2010). Certified Public Accountant and member of the American Institute of Certified Public Accountants. Director, Fishers Island Development Corporation and the Walsh Park Benevolent Corporation. Former Director, Cliffs Natural Resources and The California Academy of Sciences.	First American Funds Complex; 1 registered investment companies, including 6 portfolios	Director, Booz Allen Hamilton Holding Corporation (management and technology consulting); Director, Rayonier Advanced Materials, Inc. (materials manufacturer)

Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since October 1997	Advisor/Consultant, Future Freight™, a logistics/supply chain company; former Trustee, Diversified Real Asset Income Fund (investment company); former Director, Charter house Group, Inc., a private equity firm; non-profit board member	First American Funds Complex: 1 registered investment companies, including 6 portfolios	None

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Notice to Shareholders  August 31, 2017 (unaudited)

Independent Directors (cont.)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director†

Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Chair; Director	Chair term three years; Director term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Chair of FAF’s Board since January 2017; Director of FAF since August 2001	Owner and Chief Executive Officer, RKR Consultants, Inc., a consulting company providing advice on business strategy, mergers and acquisitions; former Trustee, Diversified Real Asset Income Fund (investment company); former Director, Cliffs Natural Resources, Inc. (a producer of iron ore pellets); non-profit board member since 2005	First American Funds Complex: 1 registered investment companies, including 6 portfolios	None

James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since August 2001	Owner and President, Jim Wade Homes, a homebuilding company; former Trustee, Diversified Real Asset Income Fund (investment company)	First American Funds Complex: 1 registered investment companies, including 6 portfolios	None

†	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800.677.3863 or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

78	FIRST AMERICAN FUNDS 2017 ANNUAL REPORT

Notice to Shareholders  August 31, 2017 (unaudited)

Officers
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric J. Thole U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1972)*	President	Re-elected by the Board annually; President of FAF since June 2014; Vice President of FAF from January 2011 through June 2014	Chief Executive Officer and President, U.S. Bancorp Asset Management, Inc. since June 2014; Chief Operating Officer, U.S. Bancorp Asset Management, Inc. from August 2012 through June 2014.
James D. Palmer U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1964)*	Vice President	Re-elected by the Board annually; Vice President of FAF since June 2014	Chief Investment Officer, U.S. Bancorp Asset Management, Inc.
Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Treasurer	Re-elected by the Board annually; Treasurer of FAF since January 2011; Assistant Treasurer of FAF from September 2005 through December 2010

Head of Operations and Mutual Fund Treasurer, U.S. Bancorp Asset Management, Inc. since September 2014; Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc. from January 2011 through September 2014.

Brent G. Smith U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1981)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAF since September 2014	Assistant Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc. since September 2014; prior thereto, Senior Fund Accountant, U.S. Bancorp Asset Management, Inc.
Ruth M. Mayr U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since January 2011	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc.

FIRST AMERICAN FUNDS 2017 ANNUAL REPORT	79

Officers (cont.)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Gayle M. Kasmani U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1948)*	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of FAF since April 2015	Compliance Manager, U.S. Bancorp Asset Management, Inc.
Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967)*	Secretary	Re-elected by the Board annually; Secretary of FAF since January 2011; Assistant Secretary of FAF from June 2006 through December 2010 and from June 2003 through August 2004	Chief Counsel, U.S. Bancorp Asset Management, Inc.
Scott F. Cloutier U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1973)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since September 2012	Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc.

*	Messrs. Thole, Palmer, Smith, Ertel and Cloutier and Mses. Stevenson, Mayr, and Kasmani are each officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment advisor and administrator for FAF.

80	FIRST AMERICAN FUNDS 2017 ANNUAL REPORT

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Board of Directors  First American Funds, Inc.

Richard Riederer

Chair of First American Funds, Inc.

Owner and Chief Executive Officer of RKR Consultants, Inc.

David Baumgardner

Director of First American Funds, Inc.

Chief Financial Officer of Smyth Companies, LLC

Mark Gaumond

Director of First American Funds, Inc.

Director of Fishers Island Development Corporation
Director of Walsh Park Benevolent Corporation

Roger Gibson

Director of First American Funds, Inc.
Advisor/Consultant of Future Freight™

James Wade

Director of First American Funds, Inc.
Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR	CUSTODIAN	INDEPENDENT REGISTERED
U.S. Bancorp Asset	U.S. Bank National Association	PUBLIC ACCOUNTING FIRM
Management, Inc.	1555 RiverCenter Drive Suite 302	Ernst & Young LLP
800 Nicollet Mall	Milwaukee, Wisconsin 53212	155 North Wacker Drive
Minneapolis, Minnesota 55402		Chicago, Illinois 60606
DISTRIBUTOR
ADMINISTRATOR	Quasar Distributors, LLC	COUNSEL
U.S. Bancorp Asset	615 East Michigan Street	Ropes & Gray LLP
Management, Inc.	Milwaukee, Wisconsin 53202	191 North Wacker Drive
800 Nicollet Mall		Chicago, Illinois 60606
Minneapolis, Minnesota 55402

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

0067-17 10/2016 AR MONEY

Item 2—Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics that apply to the registrant’s principal executive officer or principal financial officer. The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge, by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert

The registrant’s Board of Directors has determined that David K. Baumgardner, Mark E. Gaumond and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4—Principal Accountant Fees and Services

(a)	Audit Fees - Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $274,050 in the fiscal year ended August 31, 2017 and $268,150 in the fiscal year ended August 31, 2016, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)	Audit-Related Fees – E&Y billed the registrant audit-related fees totaling $1,600 in the fiscal year ended August 31, 2017 and $6,600 in the fiscal year ended August 31, 2016, including fees associated with the semi-annual review of fund disclosures.

(c)	Tax Fees - E&Y billed the registrant fees of $23,550 in the fiscal year ended August 31, 2017 and $28,675 in the fiscal year ended August 31, 2016, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees - There were no fees billed by E&Y for other services to the registrant during the fiscal years ended August 31, 2017 and August 31, 2016.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Accounting consultations

•	Fund merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance, and

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, Inc., U.S. Bank N.A., Quasar Distributors, LLC, U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.

Although the Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	All of the services described in paragraphs (b) through (d) of this Item 4 were pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $917,000 in the fiscal year ended August 31, 2017 and $870,500 in the fiscal year ended August 31, 2016.

(h)	The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: October 18, 2017

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: October 18, 2017